UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-07507

Deutsche Investments VIT Funds

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                       as of March 31, 2018 (Unaudited)

Deutsche Small Cap Index VIP

	Shares	Value ($)
Common Stocks 97.5%
Consumer Discretionary 11.8%
Auto Components 1.1%
American Axle & Manufacturing Holdings, Inc.*	18,357	279,394
Cooper Tire & Rubber Co.	9,514	278,760
Cooper-Standard Holdings, Inc.*	3,185	391,150
Dana, Inc.	26,855	691,785
Dorman Products, Inc.*	4,977	329,527
Fox Factory Holding Corp.*	6,526	227,757
Gentherm, Inc.*	6,693	227,227
Horizon Global Corp.*	4,393	36,198
LCI Industries	4,451	463,572
Modine Manufacturing Co.*	8,935	188,975
Motorcar Parts of America, Inc.*	3,422	73,334
Shiloh Industries, Inc.*	2,687	23,377
Standard Motor Products, Inc.	3,911	186,046
Stoneridge, Inc.*	4,854	133,970
Superior Industries International, Inc.	4,559	60,635
Tenneco, Inc.	9,441	518,028
Tower International, Inc.	3,536	98,124
VOXX International Corp.*	3,887	19,241
		4,227,100
Automobiles 0.1%
Winnebago Industries, Inc.	5,861	220,374
Distributors 0.1%
Core-Mark Holding Co., Inc.	8,376	178,074
Funko, Inc. "A"*	1,898	15,583
Weyco Group, Inc.	1,254	42,134
		235,791
Diversified Consumer Services 0.9%
Adtalem Global Education, Inc.*	11,124	528,946
American Public Education, Inc.*	2,844	122,292
Ascent Capital Group, Inc. "A"*	1,939	7,136
Bridgepoint Education, Inc.*	4,942	33,309
Cambium Learning Group, Inc.*	2,305	25,816
Capella Education Co.	2,088	182,387
Career Education Corp.*	12,158	159,756
Carriage Services, Inc.	2,598	71,861
Chegg, Inc.*	17,970	371,260
Collectors Universe, Inc.	1,342	21,083
Grand Canyon Education, Inc.*	8,652	907,768
Houghton Mifflin Harcourt Co.*	19,240	133,718
K12, Inc.*	7,173	101,713
Laureate Education, Inc. "A"*	10,231	140,676
Liberty Tax, Inc.	1,055	10,655
Regis Corp.*	6,416	97,074
Sotheby's*	7,027	360,555
Strayer Education, Inc.	1,993	201,393
Weight Watchers International, Inc.*	5,210	331,981
		3,809,379
Hotels, Restaurants & Leisure 3.0%
Belmond Ltd. "A"*	16,719	186,417
Biglari Holdings, Inc.*	196	80,048
BJ's Restaurants, Inc.	3,693	165,816
Bloomin' Brands, Inc.	16,646	404,165
Bluegreen Vacations Corp.	1,381	29,236
Bojangles', Inc.*	3,374	46,730
Boyd Gaming Corp. (a)	15,355	489,210
Brinker International, Inc. (a)	8,588	310,027
Caesars Entertainment Corp.*	25,058	281,903
Carrols Restaurant Group, Inc.*	6,649	74,469
Century Casinos, Inc.*	4,055	30,250
Churchill Downs, Inc.	2,477	604,512
Chuy's Holdings, Inc.*	3,006	78,757
Cracker Barrel Old Country Store, Inc. (a)	3,549	565,001
Dave & Buster's Entertainment, Inc.*	7,604	317,391
Del Frisco's Restaurant Group, Inc.*	4,025	61,381
Del Taco Restaurants, Inc.*	5,777	59,850
Denny's Corp.*	11,583	178,726
Dine Brands Global, Inc. (a)	3,241	212,545
Drive Shack, Inc.*	10,858	51,901
El Pollo Loco Holdings, Inc.*	3,848	36,556
Eldorado Resorts, Inc.*	8,589	283,437
Empire Resorts, Inc.*	587	10,126
Fiesta Restaurant Group, Inc.*	4,820	89,170
Fogo De Chao, Inc.*	1,840	28,980
Golden Entertainment, Inc.*	3,243	75,335
ILG, Inc.	19,552	608,263
Inspired Entertainment, Inc.*	2,576	14,168
International Speedway Corp. "A"	4,403	194,172
J. Alexander's Holdings, Inc.*	2,340	26,793
Jack in the Box, Inc.	5,420	462,489
La Quinta Holdings, Inc.*	15,246	288,302
Lindblad Expeditions Holdings, Inc.*	3,938	40,443
Marcus Corp.	3,511	106,559
Marriott Vacations Worldwide Corp.	3,935	524,142
Monarch Casino & Resort, Inc.*	1,957	82,762
Nathan's Famous, Inc.	487	35,989
Noodles & Co.*	2,106	15,900
Papa John's International, Inc. (a)	4,798	274,925
Penn National Gaming, Inc.*	15,527	407,739
Pinnacle Entertainment, Inc.*	9,726	293,239
Planet Fitness, Inc. "A"*	15,998	604,244
PlayAGS, Inc.*	1,880	43,729
Potbelly Corp.*	3,907	47,079
RCI Hospitality Holdings, Inc.	1,779	50,506
Red Lion Hotels Corp.*	2,685	26,179
Red Robin Gourmet Burgers, Inc.*	2,334	135,372
Red Rock Resorts, Inc. "A"	12,708	372,090
Ruth's Hospitality Group, Inc.	5,585	136,553
Scientific Games Corp. "A"*	9,841	409,386
SeaWorld Entertainment, Inc.* (a)	12,534	185,879
Shake Shack, Inc. "A"*	4,134	172,098
Sonic Corp. (a)	7,062	178,174
Speedway Motorsports, Inc.	2,192	39,061
Texas Roadhouse, Inc.	12,325	712,138
The Cheesecake Factory, Inc. (a)	7,908	381,324
The Habit Restaurants, Inc. "A"*	3,936	34,637
Wingstop, Inc.	5,352	252,775
Zoe's Kitchen, Inc.*	3,397	49,053
		11,958,101
Household Durables 1.4%
AV Homes, Inc.*	2,197	40,754
Bassett Furniture Industries, Inc.	1,910	57,968
Beazer Homes U.S.A., Inc.*	5,559	88,666
Cavco Industries, Inc.*	1,559	270,876
Century Communities, Inc.*	3,826	114,589
CSS Industries, Inc.	1,699	29,732
Ethan Allen Interiors, Inc.	4,603	105,639
Flexsteel Industries, Inc.	1,324	52,404
GoPro, Inc. "A"* (a)	19,847	95,067
Green Brick Partners, Inc.*	4,496	49,006
Hamilton Beach Brands Holding Co. "A"	413	8,764
Helen of Troy Ltd.*	4,986	433,782
Hooker Furniture Corp.	2,003	73,510
Hovnanian Enterprises, Inc. "A"*	22,782	41,691
Installed Building Products, Inc.*	4,011	240,860
iRobot Corp.*	4,911	315,237
KB HOME	15,751	448,116
La-Z-Boy, Inc.	8,547	255,983
LGI Homes, Inc.* (a)	3,172	223,848
Libbey, Inc.	4,384	21,438
Lifetime Brands, Inc.	1,604	19,890
M.D.C. Holdings, Inc.	8,189	228,637
M/I Homes, Inc.*	4,941	157,371
Meritage Homes Corp.*	7,159	323,945
New Home Co., Inc.*	2,265	25,096
PICO Holdings, Inc.*	4,104	46,991
Taylor Morrison Home Corp. "A"*	20,460	476,309
TopBuild Corp.*	6,545	500,823
TRI Pointe Group, Inc.*	27,476	451,431
Universal Electronics, Inc.*	2,616	136,163
William Lyon Homes "A"*	5,947	163,483
ZAGG, Inc.*	4,860	59,292
		5,557,361
Internet & Direct Marketing Retail 0.4%
1-800 FLOWERS.COM, Inc. "A"*	5,129	60,522
Duluth Holdings, Inc. "B"* (a)	1,818	34,051
FTD Companies, Inc.*	3,052	11,109
Gaia, Inc.*	1,420	22,010
Groupon, Inc.*	62,343	270,569
Lands' End, Inc.* (a)	2,586	60,383
Liberty TripAdvisor Holdings, Inc. "A"*	13,338	143,384
NutriSystem, Inc.	5,444	146,716
Overstock.com, Inc.* (a)	3,085	111,831
PetMed Express, Inc. (a)	3,573	149,173
Shutterfly, Inc.*	5,950	483,437
		1,493,185
Leisure Products 0.3%
Acushnet Holdings Corp.	5,815	134,268
American Outdoor Brands Corp.*	10,022	103,427
Callaway Golf Co.	17,132	280,280
Clarus Corp.*	3,982	26,879
Escalade, Inc.	1,919	26,290
Johnson Outdoors, Inc. "A"	841	52,142
Malibu Boats, Inc. "A"*	3,886	129,054
Marine Products Corp.	1,235	17,302
MCBC Holdings, Inc.*	3,545	89,334
Nautilus, Inc.*	5,610	75,454
Sturm, Ruger & Co., Inc. (a)	3,100	162,750
Vista Outdoor, Inc.*	10,633	173,531
		1,270,711
Media 1.2%
AMC Entertainment Holdings, Inc. "A" (a)	10,033	140,964
Beasley Broadcast Group, Inc. "A"	957	10,814
Central European Media Enterprises Ltd. "A"*	14,437	60,635
Clear Channel Outdoor Holdings, Inc. "A"	7,029	34,442
Cogint, Inc.* (a)	3,112	7,780
Daily Journal Corp.*	204	46,612
Emerald Expositions Events, Inc.	3,434	66,894
Entercom Communications Corp. "A" (a)	23,573	227,479
Entravision Communications Corp. "A"	12,382	58,195
Eros International PLC* (a)	5,648	61,563
Gannett Co., Inc.	20,714	206,726
Global Eagle Entertainment, Inc.*	9,108	13,389
Gray Television, Inc.*	14,803	187,998
Hemisphere Media Group, Inc.*	2,495	28,069
IMAX Corp.*	10,254	196,877
Liberty Media Corp.-Liberty Braves "A"*	1,750	39,778
Liberty Media Corp.-Liberty Braves "C"*	6,424	146,596
Loral Space & Communications, Inc.*	2,415	100,585
MDC Partners, Inc. "A"*	10,611	76,399
Meredith Corp. (a)	7,346	395,215
MSG Networks, Inc. "A"*	10,916	246,702
National CineMedia, Inc.	10,959	56,877
New Media Investment Group, Inc.	9,351	160,276
New York Times Co. "A"	22,922	552,420
Nexstar Media Group, Inc. "A"	8,072	536,788
Reading International, Inc. "A"*	3,089	51,432
Saga Communications, Inc. "A"	704	26,224
Salem Media Group, Inc.	2,108	7,589
Scholastic Corp.	5,135	199,443
Sinclair Broadcast Group, Inc. "A"	13,147	411,501
The E.W. Scripps Co. "A"	10,560	126,614
Townsquare Media, Inc. "A"	1,342	10,642
tronc, Inc.*	3,837	63,004
WideOpenWest, Inc.* (a)	5,129	36,672
World Wrestling Entertainment, Inc. "A" (a)	7,758	279,366
		4,872,560
Multiline Retail 0.3%
Big Lots, Inc. (a)	7,846	341,536
Dillard's, Inc. "A" (a)	2,539	203,983
Fred's, Inc. "A"	7,046	21,068
J.C. Penney Co., Inc.* (a)	55,928	168,903
Ollie's Bargain Outlet Holdings, Inc.*	8,811	531,303
Sears Holdings Corp.*	2,132	5,692
		1,272,485
Specialty Retail 2.2%
Aaron's, Inc.	11,587	539,954
Abercrombie & Fitch Co. "A"	12,671	306,765
America's Car-Mart, Inc.*	1,308	65,989
American Eagle Outfitters, Inc.	30,004	597,980
Asbury Automotive Group, Inc.*	3,456	233,280
Ascena Retail Group, Inc.*	30,914	62,137
At Home Group, Inc.*	1,969	63,087
Barnes & Noble Education, Inc.*	6,663	45,908
Barnes & Noble, Inc.	11,455	56,702
Big 5 Sporting Goods Corp. (a)	4,080	29,580
Boot Barn Holdings, Inc.*	3,571	63,314
Build-A-Bear Workshop, Inc.*	2,399	21,951
Caleres, Inc.	7,724	259,526
Camping World Holdings, Inc. "A"	5,826	187,889
Carvana Co.* (a)	2,647	60,696
Cato Corp. "A"	4,480	66,035
Chico's FAS, Inc.	23,777	214,944
Citi Trends, Inc.	2,415	74,648
Conn's, Inc.* (a)	3,527	119,918
DSW, Inc. "A"	12,055	270,755
Express, Inc.*	14,187	101,579
Five Below, Inc.*	9,914	727,093
Francesca's Holdings Corp.*	7,330	35,184
Genesco, Inc.*	3,656	148,434
GNC Holdings, Inc. "A"* (a)	12,200	47,092
Group 1 Automotive, Inc.	3,651	238,556
Guess?, Inc.	11,160	231,458
Haverty Furniture Companies, Inc.	3,391	68,329
Hibbett Sports, Inc.*	3,751	89,837
Hudson Ltd. "A"*	7,273	115,713
J. Jill, Inc.*	2,284	10,095
Kirkland's, Inc.*	2,658	25,756
Lithia Motors, Inc. "A"	4,354	437,664
Lumber Liquidators Holdings, Inc.* (a)	5,274	126,154
MarineMax, Inc.*	3,662	71,226
Monro, Inc.	5,820	311,952
National Vision Holdings, Inc.*	5,610	181,259
Office Depot, Inc.	93,049	200,055
Party City Holdco, Inc.*	6,382	99,559
Pier 1 Imports, Inc.	15,353	49,437
Rent-A-Center, Inc. (a)	7,645	65,976
RH* (a)	3,701	352,631
Shoe Carnival, Inc.	2,252	53,598
Sleep Number Corp.*	7,205	253,256
Sonic Automotive, Inc. "A"	4,553	86,279
Sportsman's Warehouse Holdings, Inc.* (a)	7,052	28,772
Tailored Brands, Inc.	8,991	225,315
The Buckle, Inc. (a)	5,362	118,768
The Children's Place, Inc.	3,156	426,849
The Container Store Group, Inc.* (a)	2,885	15,694
The Finish Line, Inc. "A"	7,460	101,008
Tile Shop Holdings, Inc.	7,594	45,564
Tilly's, Inc. "A"	2,563	28,962
Vitamin Shoppe, Inc.*	3,930	17,096
Winmark Corp.	389	50,881
Zumiez, Inc.*	3,270	78,153
		8,606,292
Textiles, Apparel & Luxury Goods 0.8%
Columbia Sportswear Co.	5,366	410,123
Crocs, Inc.*	12,760	207,350
Culp, Inc.	2,036	62,200
Deckers Outdoor Corp.*	5,769	519,383
Delta Apparel, Inc.*	1,344	24,219
Fossil Group, Inc.* (a)	8,412	106,832
G-III Apparel Group Ltd.*	8,012	301,892
Iconix Brand Group, Inc.* (a)	9,847	10,930
Movado Group, Inc.	2,815	108,096
Oxford Industries, Inc.	3,048	227,259
Perry Ellis International, Inc.*	2,456	63,365
Sequential Brands Group, Inc.*	7,443	15,519
Steven Madden Ltd.	10,803	474,252
Superior Uniform Group, Inc.	1,638	43,030
Unifi, Inc.*	2,753	99,796
Vera Bradley, Inc.*	3,486	36,987
Wolverine World Wide, Inc.	17,260	498,814
		3,210,047
Consumer Staples 2.3%
Beverages 0.2%
Boston Beer Co., Inc. "A"*	1,533	289,814
Castle Brands, Inc.*	16,961	21,032
Coca-Cola Bottling Co. Consolidated	857	147,978
Craft Brew Alliance, Inc.*	2,155	40,083
MGP Ingredients, Inc.	2,392	214,299
National Beverage Corp.	2,172	193,351
Primo Water Corp.*	4,652	54,475
		961,032
Food & Staples Retailing 0.5%
Ingles Markets, Inc. "A"	2,669	90,346
Natural Grocers by Vitamin Cottage, Inc.*	1,700	12,172
Performance Food Group Co.*	18,665	557,150
PriceSmart, Inc.	4,068	339,881
Smart & Final Stores, Inc.*	4,309	23,915
SpartanNash Co.	6,576	113,173
SUPERVALU, Inc.*	6,925	105,468
The Andersons, Inc.	5,012	165,897
The Chefs' Warehouse, Inc.*	3,876	89,148
United Natural Foods, Inc.*	9,355	401,704
Village Super Market, Inc. "A"	1,478	38,975
Weis Markets, Inc.	1,762	72,207
		2,010,036
Food Products 0.9%
Alico, Inc.	689	18,741
B&G Foods, Inc. (a)	12,147	287,884
Cal-Maine Foods, Inc.* (a)	5,282	230,823
Calavo Growers, Inc.	2,922	269,408
Darling Ingredients, Inc.*	30,150	521,595
Dean Foods Co.	16,420	141,540
Farmer Brothers Co.*	1,669	50,404
Fresh Del Monte Produce, Inc.	6,031	272,842
Freshpet, Inc.*	4,690	77,151
Hostess Brands, Inc.*	14,854	219,691
J & J Snack Foods Corp.	2,768	377,998
John B. Sanfilippo & Son, Inc.	1,548	89,583
Lancaster Colony Corp.	3,478	428,281
Landec Corp.*	4,825	62,966
Lifeway Foods, Inc.*	911	5,457
Limoneira Co.	2,309	54,793
Sanderson Farms, Inc.	3,707	441,207
Seneca Foods Corp. "A"*	1,204	33,351
Tootsie Roll Industries, Inc. (a)	3,126	92,062
		3,675,777
Household Products 0.3%
Central Garden & Pet Co.*	1,917	82,431
Central Garden & Pet Co. "A"*	6,399	253,464
HRG Group, Inc.*	21,877	360,752
Oil-Dri Corp. of America	930	37,377
Orchids Paper Products Co. (a)	1,743	14,205
WD-40 Co.	2,517	331,489
		1,079,718
Personal Products 0.2%
elf Beauty, Inc.* (a)	3,682	71,320
Inter Parfums, Inc.	3,248	153,143
Medifast, Inc.	1,928	180,172
Natural Health Trends Corp. (a)	1,400	26,614
Nature's Sunshine Products, Inc.	2,168	23,848
Revlon, Inc. "A"* (a)	2,276	46,886
USANA Health Sciences, Inc.*	2,093	179,789
		681,772
Tobacco 0.2%
Turning Point Brands, Inc.	1,127	21,909
Universal Corp.	4,537	220,044
Vector Group Ltd.	17,969	366,388
		608,341
Energy 3.5%
Energy Equipment & Services 1.3%
Archrock, Inc.	13,164	115,185
Basic Energy Services, Inc.*	3,061	44,201
Bristow Group, Inc.	5,821	75,673
C&J Energy Services, Inc.*	9,247	238,758
Cactus, Inc.*	4,273	115,072
CARBO Ceramics, Inc.* (a)	4,518	32,755
Diamond Offshore Drilling, Inc.* (a)	11,886	174,249
Dril-Quip, Inc.*	7,004	313,779
Ensco PLC "A" (a)	78,925	346,481
Era Group, Inc.*	3,331	31,145
Exterran Corp.*	6,016	160,627
Fairmount Santrol Holdings, Inc.* (a)	28,066	119,280
Forum Energy Technologies, Inc.*	14,895	163,845
Frank's International NV (a)	9,679	52,557
FTS International, Inc.*	4,168	76,650
Geospace Technologies Corp.*	2,477	24,448
Gulf Island Fabrication, Inc.	2,658	18,872
Helix Energy Solutions Group, Inc.*	26,219	151,808
Independence Contract Drilling, Inc.*	5,722	21,629
Keane Group, Inc.*	9,800	145,040
Key Energy Services, Inc.*	2,009	23,545
Liberty Oilfield Services, Inc. "A"* (a)	2,729	46,093
Mammoth Energy Services, Inc.*	1,403	44,980
Matrix Service Co.*	4,629	63,417
McDermott International, Inc.*	52,403	319,134
Natural Gas Services Group*	2,293	54,688
NCS Multistage Holdings, Inc.*	2,143	32,145
Newpark Resources, Inc.*	15,506	125,599
Nine Energy Service, Inc.*	1,493	36,355
Noble Corp. PLC* (a)	45,106	167,343
Oil States International, Inc.*	9,323	244,263
Parker Drilling Co.*	22,371	14,206
PHI, Inc. (Non Voting)*	2,151	22,026
Pioneer Energy Services Corp.*	14,307	38,629
ProPetro Holding Corp.*	10,509	166,988
Quintana Energy Services, Inc.*	1,142	11,134
Ranger Energy Services, Inc.* (a)	1,130	9,198
RigNet, Inc.*	2,305	31,348
Rowan Companies PLC "A"*	21,553	248,722
SEACOR Holdings, Inc.*	2,960	151,256
SEACOR Marine Holdings, Inc.*	3,220	61,244
Select Energy Services, Inc. "A"*	4,946	62,419
Smart Sand, Inc.*	4,246	24,712
Solaris Oilfield Infrastructure, Inc. "A"*	3,223	53,373
Superior Energy Services, Inc.*	27,898	235,180
TETRA Technologies, Inc.*	21,947	82,301
U.S. Silica Holdings, Inc.	14,937	381,192
Unit Corp.*	9,493	187,582
		5,361,126
Oil, Gas & Consumable Fuels 2.2%
Abraxas Petroleum Corp.*	28,269	62,757
Adams Resources & Energy, Inc.	426	18,531
Approach Resources, Inc.* (a)	8,431	22,005
Arch Coal, Inc. "A"	3,555	326,633
Ardmore Shipping Corp.*	5,580	42,408
Bonanza Creek Energy, Inc.*	3,653	101,225
California Resources Corp.* (a)	7,825	134,199
Callon Petroleum Co.*	36,759	486,689
Carrizo Oil & Gas, Inc.*	14,152	226,432
Clean Energy Fuels Corp.*	26,630	43,939
Cloud Peak Energy, Inc.*	12,659	36,838
Contango Oil & Gas Co.*	4,447	15,787
CVR Energy, Inc. (a)	2,802	84,676
Delek U.S. Holdings, Inc.	14,722	599,185
Denbury Resources, Inc.*	75,052	205,642
DHT Holdings, Inc.	15,093	51,316
Dorian LPG Ltd.*	3,859	28,904
Earthstone Energy, Inc. "A"*	3,413	34,540
Eclipse Resources Corp.*	17,048	24,549
Energy XXI Gulf Coast, Inc.*	5,756	22,103
EP Energy Corp. "A"* (a)	7,346	9,844
Evolution Petroleum Corp.	4,661	37,521
Frontline Ltd. (a)	14,270	63,216
GasLog Ltd.	7,328	120,546
Gastar Exploration, Inc.* (a)	34,037	23,237
Gener8 Maritime, Inc.*	9,209	52,031
Golar LNG Ltd. (a)	17,569	480,688
Green Plains, Inc.	7,287	122,422
Halcon Resources Corp.*	25,474	124,058
Hallador Energy Co.	3,139	21,565
HighPoint Resources Corp.*	18,242	92,669
International Seaways, Inc.*	5,232	92,083
Isramco, Inc.*	96	9,965
Jagged Peak Energy, Inc.* (a)	10,410	147,093
Jones Energy, Inc. "A"* (a)	6,383	5,106
Lilis Energy, Inc.*	8,332	33,078
Matador Resources Co.*	17,966	537,363
Midstates Petroleum Co., Inc.*	2,225	29,659
NACCO Industries, Inc. "A"	833	27,364
Navios Maritime Acquisition Corp. (a)	15,053	12,645
Nordic American Tankers Ltd.	25,819	50,089
Oasis Petroleum, Inc.*	49,285	399,208
Overseas Shipholding Group, Inc. "A"*	7,618	21,635
Pacific Ethanol, Inc.*	8,033	24,099
Panhandle Oil & Gas, Inc. "A"	2,713	52,361
Par Pacific Holdings, Inc.*	5,862	100,651
PDC Energy, Inc.*	12,125	594,489
Peabody Energy Corp.	12,316	449,534
Penn Virginia Corp.*	2,532	88,721
Renewable Energy Group, Inc.*	7,073	90,534
Resolute Energy Corp.* (a)	3,880	134,442
REX American Resources Corp.*	1,060	77,168
Ring Energy, Inc.*	9,417	135,134
Rosehill Resources, Inc.*	866	5,083
Sanchez Energy Corp.* (a)	12,794	40,045
SandRidge Energy, Inc.*	6,313	91,602
Scorpio Tankers, Inc.	49,737	97,485
SemGroup Corp. "A" (a)	12,356	264,418
Ship Finance International Ltd. (a)	11,069	158,287
SilverBow Resources, Inc.*	1,365	39,721
SRC Energy, Inc.*	44,448	419,145
Stone Energy Corp.*	3,458	128,292
Teekay Corp. (a)	11,563	93,545
Teekay Tankers Ltd. "A" (a)	37,810	44,994
Tellurian, Inc.* (a)	10,789	77,789
Ultra Petroleum Corp.*	35,916	149,770
Uranium Energy Corp.*	26,552	34,783
W&T Offshore, Inc.*	18,318	81,149
Westmoreland Coal Co.* (a)	3,686	1,511
WildHorse Resource Development Corp.* (a)	8,966	171,161
		8,727,356
Financials 17.5%
Banks 10.1%
1st Source Corp.	2,954	149,531
Access National Corp.	2,773	79,114
ACNB Corp.	1,136	33,228
Allegiance Bancshares, Inc.*	2,080	81,432
American National Bankshares, Inc.	1,484	55,798
Ameris Bancorp.	6,741	356,599
Ames National Corp.	1,604	44,110
Arrow Financial Corp.	2,071	70,310
Atlantic Capital Bancshares, Inc.*	3,604	65,232
Banc of California, Inc.	7,972	153,860
BancFirst Corp.	3,032	160,999
Banco Latinoamericano de Comercio Exterior SA "E"	5,479	156,151
BancorpSouth Bank	15,822	503,140
Bank of Commerce Holdings	3,002	34,973
Bank of Marin Bancorp.	1,249	86,119
Bank of NT Butterfield & Son Ltd.	9,910	444,761
Bankwell Financial Group, Inc.	1,086	35,056
Banner Corp.	6,051	335,770
Bar Harbor Bankshares	2,790	77,339
BCB Bancorp., Inc.	2,382	37,278
Berkshire Hills Bancorp., Inc.	7,355	279,122
Blue Hills Bancorp., Inc.	4,200	87,570
Boston Private Financial Holdings, Inc.	15,443	232,417
Bridge Bancorp., Inc.	3,470	116,418
Brookline Bancorp., Inc.	13,959	226,136
Bryn Mawr Bank Corp.	3,493	153,517
Byline Bancorp., Inc.*	3,259	74,729
C&F Financial Corp.	613	32,244
Cadence BanCorp.	5,483	149,302
Camden National Corp.	2,890	128,605
Capital City Bank Group, Inc.	2,067	51,158
Capstar Financial Holdings, Inc.*	1,690	31,823
Carolina Financial Corp.	3,518	138,187
Cathay General Bancorp.	13,994	559,480
CBTX, Inc.	524	15,427
CenterState Bank Corp.	11,071	293,714
Central Pacific Financial Corp.	5,454	155,221
Central Valley Community Bancorp.	1,694	33,135
Century Bancorp., Inc. "A"	543	43,114
Chemical Financial Corp.	13,048	713,465
Chemung Financial Corp.	597	27,743
Citizens & Northern Corp.	2,050	47,334
City Holding Co.	2,779	190,528
Civista Bancshares, Inc.	1,923	43,960
CNB Financial Corp.	2,655	77,234
CoBiz Financial, Inc.	7,133	139,807
Codorus Valley Bancorp., Inc.	1,615	45,414
Columbia Banking System, Inc.	13,220	554,579
Community Bank System, Inc.	9,012	482,683
Community Bankers Trust Corp.*	4,167	37,503
Community Financial Corp.	774	28,808
Community Trust Bancorp., Inc.	2,772	125,294
ConnectOne Bancorp., Inc.	5,588	160,934
County Bancorp., Inc.	914	26,698
Customers Bancorp., Inc.*	5,200	151,580
CVB Financial Corp.	18,942	428,847
DNB Financial Corp.	610	21,747
Eagle Bancorp., Inc.*	5,828	348,806
Enterprise Bancorp., Inc.	1,606	56,676
Enterprise Financial Services Corp.	4,058	190,320
Equity Bancshares, Inc. "A"*	2,074	81,218
Evans Bancorp., Inc.	898	40,635
Farmers & Merchants Bancorp., Inc. (a)	1,536	62,008
Farmers Capital Bank Corp.	1,329	53,094
Farmers National Banc Corp.	4,719	65,358
FB Financial Corp.*	2,304	93,519
FCB Financial Holdings, Inc. "A"*	6,735	344,158
Fidelity Southern Corp.	4,172	96,248
Financial Institutions, Inc.	2,744	81,222
First BanCorp.*	35,085	211,212
First BanCorp. - North Carolina	5,122	182,599
First Bancorp., Inc.	1,889	52,854
First Bancshares, Inc.	1,898	61,210
First Busey Corp.	7,359	218,709
First Business Financial Services, Inc.	1,532	38,545
First Citizens BancShares, Inc. "A"	1,361	562,420
First Commonwealth Financial Corp.	18,029	254,750
First Community Bancshares, Inc.	3,064	91,460
First Connecticut Bancorp, Inc.	2,610	66,816
First Financial Bancorp.	11,377	333,915
First Financial Bankshares, Inc. (a)	11,620	538,006
First Financial Corp. - Indiana	1,903	79,165
First Financial Northwest, Inc.	1,664	27,872
First Foundation, Inc.*	5,595	103,731
First Guaranty Bancshares, Inc.	844	21,936
First Internet Bancorp.	1,465	54,205
First Interstate BancSystem, Inc. "A"	4,833	191,145
First Merchants Corp.	7,527	313,876
First Mid-Illinois Bancshares, Inc.	1,759	64,116
First Midwest Bancorp., Inc.	18,687	459,513
First Northwest Bancorp.*	1,649	27,852
First of Long Island Corp.	4,471	122,729
Flushing Financial Corp.	5,045	136,013
FNB Bancorp.	1,037	38,151
Franklin Financial Network, Inc.*	2,199	71,687
Fulton Financial Corp.	31,477	558,717
German American Bancorp., Inc.	3,845	128,231
Glacier Bancorp., Inc.	14,408	552,979
Great Southern Bancorp., Inc.	2,035	101,648
Great Western Bancorp., Inc.	10,995	442,769
Green Bancorp., Inc.*	4,547	101,171
Guaranty Bancorp.	4,480	127,008
Guaranty Bancshares, Inc.	1,528	50,898
Hancock Holding Co.	15,526	802,694
Hanmi Financial Corp.	5,845	179,734
HarborOne Bancorp., Inc.*	2,370	41,854
Heartland Financial U.S.A., Inc.	4,454	236,285
Heritage Commerce Corp.	6,507	107,235
Heritage Financial Corp.	5,366	164,200
Hilltop Holdings, Inc.	13,633	319,830
Home Bancshares, Inc.	28,974	660,897
HomeTrust Bancshares, Inc.*	3,166	82,474
Hope Bancorp., Inc.	23,727	431,594
Horizon Bancorp.	4,269	128,113
Howard Bancorp., Inc.*	1,718	34,016
IBERIABANK Corp.	9,333	727,974
Independent Bank Corp.	4,959	354,816
Independent Bank Corp.	3,798	86,974
Independent Bank Group, Inc.	3,744	264,701
International Bancshares Corp.	10,118	393,590
Investar Holding Corp.	1,595	41,231
Investors Bancorp., Inc.	47,172	643,426
Lakeland Bancorp., Inc.	8,201	162,790
Lakeland Financial Corp.	4,399	203,366
LCNB Corp.	1,677	31,863
LegacyTexas Financial Group, Inc.	8,689	372,063
Live Oak Bancshares, Inc.	4,338	120,596
Macatawa Bank Corp.	4,982	51,165
MainSource Financial Group, Inc.	4,503	183,047
MB Financial, Inc.	14,913	603,678
MBT Financial Corp.	3,340	35,905
Mercantile Bank Corp.	2,987	99,318
Metropolitan Bank Holding Corp.*	665	28,003
Middlefield Banc Corp.	510	25,041
Midland States Bancorp., Inc.	2,726	86,033
MidSouth Bancorp., Inc.	2,780	35,167
MidWestOne Financial Group, Inc.	1,952	64,982
MutualFirst Financial, Inc.	1,043	37,809
National Bank Holdings Corp. "A"	4,560	151,620
National Bankshares, Inc.	1,148	51,717
National Commerce Corp.*	2,228	97,029
NBT Bancorp., Inc.	7,908	280,576
Nicolet Bankshares, Inc.*	1,571	86,515
Northeast Bancorp.	1,409	28,885
Northrim BanCorp., Inc.	1,276	44,086
Norwood Financial Corp.	1,117	33,611
OFG Bancorp. (a)	7,870	82,241
Ohio Valley Banc Corp.	794	33,229
Old Line Bancshares, Inc.	1,592	52,536
Old National Bancorp.	24,560	415,064
Old Point Financial Corp.	706	18,624
Old Second Bancorp., Inc.	5,341	74,240
Opus Bank	3,747	104,916
Orrstown Financial Services, Inc.	1,404	33,907
Pacific Mercantile Bancorp.*	2,922	27,905
Pacific Premier Bancorp., Inc.*	7,293	293,179
Park National Corp.	2,427	251,826
Parke Bancorp., Inc.	1,109	23,067
Peapack-Gladstone Financial Corp.	3,456	115,396
Penns Woods Bancorp., Inc.	859	36,344
People's Utah Bancorp.	2,479	80,072
Peoples Bancorp. of North Carolina, Inc.	907	27,863
Peoples Bancorp., Inc.	2,975	105,464
Peoples Financial Services Corp.	1,190	54,323
Preferred Bank	2,442	156,776
Premier Financial Bancorp., Inc.	1,768	32,902
QCR Holdings, Inc.	2,143	96,114
RBB Bancorp.	1,709	45,066
Reliant Bancorp., Inc.	1,358	30,949
Renasant Corp.	8,254	351,290
Republic Bancorp., Inc. "A"	1,700	65,110
Republic First Bancorp., Inc.* (a)	8,778	76,369
S&T Bancorp., Inc.	6,297	251,502
Sandy Spring Bancorp., Inc.	5,929	229,808
Seacoast Banking Corp. of Florida*	7,753	205,222
ServisFirst Bancshares, Inc.	8,496	346,807
Shore Bancshares, Inc.	2,371	44,717
Sierra Bancorp.	2,568	68,412
Simmons First National Corp. "A"	15,382	437,618
SmartFinancial, Inc.*	1,390	32,748
South State Corp.	6,628	565,368
Southern First Bancshares, Inc.*	1,263	56,203
Southern National Bancorp. of Virginia, Inc.	4,075	64,548
Southside Bancshares, Inc.	5,010	174,047
State Bank Financial Corp.	6,787	203,678
Sterling Bancorp.	39,397	888,402
Stock Yards Bancorp., Inc.	4,020	141,102
Summit Financial Group, Inc.	1,856	46,419
Texas Capital Bancshares, Inc.*	9,181	825,372
The Bancorp., Inc.*	9,338	100,850
Tompkins Financial Corp.	2,660	201,522
TowneBank	11,696	334,506
TriCo Bancshares	3,638	135,406
TriState Capital Holdings, Inc.*	3,977	92,465
Triumph Bancorp., Inc.*	3,260	134,312
Trustmark Corp.	12,482	388,939
Two River Bancorp.	1,405	25,360
UMB Financial Corp.	8,313	601,778
Umpqua Holdings Corp.	40,973	877,232
Union Bankshares Corp.	10,306	378,333
Union Bankshares, Inc. (a)	740	37,592
United Bankshares, Inc.	18,403	648,706
United Community Banks, Inc.	13,398	424,047
United Securities Bancshares	2,548	27,391
Unity Bancorp., Inc.	1,507	33,154
Univest Corp. of Pennsylvania	5,491	152,101
Valley National Bancorp.	47,499	591,838
Veritex Holdings, Inc.*	3,058	84,615
Washington Trust Bancorp., Inc.	2,685	144,319
WesBanco, Inc.	7,702	325,795
West Bancorp.	2,860	73,216
Westamerica Bancorp.	4,667	271,059
Wintrust Financial Corp.	10,234	880,636
		39,815,867
Capital Markets 1.3%
Arlington Asset Investment Corp. "A" (a)	5,157	56,933
Artisan Partners Asset Management, Inc. "A"	8,383	279,154
Associated Capital Group, Inc. "A"	577	21,609
B. Riley Financial, Inc.	3,626	70,707
BrightSphere Investment Group PLC	13,899	219,048
Cohen & Steers, Inc.	3,908	158,899
Cowen, Inc.*	4,963	65,512
Diamond Hill Investment Group	576	118,979
Donnelley Financial Solution, Inc.*	6,001	103,037
Evercore, Inc. "A"	7,108	619,818
Financial Engines, Inc.	10,857	379,995
Gain Capital Holdings, Inc. (a)	6,004	40,527
GAMCO Investors, Inc. "A"	830	20,609
Greenhill & Co., Inc. (a)	4,524	83,694
Hamilton Lane, Inc. "A"	2,687	100,037
Houlihan Lokey, Inc.	4,946	220,592
INTL. FCStone, Inc.*	2,705	115,449
Investment Technology Group, Inc.	5,917	116,802
Ladenburg Thalmann Financial Services, Inc.	18,811	61,512
Medley Management, Inc. "A"	1,036	5,905
Moelis & Co. "A"	5,724	291,065
Oppenheimer Holdings, Inc. "A"	1,682	43,311
Piper Jaffray Companies, Inc.	2,650	220,082
PJT Partners, Inc. "A"	3,391	169,889
Pzena Investment Management, Inc. "A"	2,886	32,121
Safeguard Scientifics, Inc.*	3,689	45,190
Silvercrest Asset Management Group, Inc. "A"	1,334	20,277
Stifel Financial Corp.	12,273	726,930
Value Line, Inc.	416	7,613
Virtu Financial, Inc. "A" (a)	4,784	157,872
Virtus Investment Partners, Inc.	1,291	159,826
Waddell & Reed Financial, Inc. "A"	15,028	303,716
Westwood Holdings Group, Inc.	1,511	85,356
WisdomTree Investments, Inc.	21,392	196,165
		5,318,231
Consumer Finance 0.7%
Curo Group Holdings Corp.*	1,483	25,508
Elevate Credit, Inc.*	2,807	19,874
Encore Capital Group, Inc.*	4,369	197,479
Enova International, Inc.*	6,327	139,510
EZCORP, Inc. "A"*	9,509	125,519
FirstCash, Inc.	8,508	691,275
Green Dot Corp. "A"*	8,576	550,236
LendingClub Corp.*	60,483	211,690
Nelnet, Inc. "A"	3,528	184,902
PRA Group, Inc.* (a)	8,166	310,308
Regional Management Corp.*	1,955	62,247
World Acceptance Corp.*	1,120	117,936
		2,636,484
Diversified Financial Services 0.1%
Cannae Holdings, Inc.*	11,519	217,248
Marlin Business Services Corp.	1,665	47,203
On Deck Capital, Inc.*	9,094	50,836
Tiptree, Inc.	4,087	25,952
		341,239
Insurance 2.3%
Ambac Financial Group, Inc.*	8,512	133,468
American Equity Investment Life Holding Co.	15,894	466,648
AMERISAFE, Inc.	3,568	197,132
AmTrust Financial Services, Inc.	15,970	196,591
Argo Group International Holdings Ltd.	6,067	348,203
Atlas Financial Holdings, Inc.*	1,891	19,572
Baldwin & Lyons, Inc. "B"	1,631	35,882
Blue Capital Reinsurance Holdings Ltd.	1,162	14,176
Citizens, Inc.* (a)	8,810	64,489
CNO Financial Group, Inc.	30,656	664,315
Crawford & Co. "B"	2,268	18,643
Donegal Group, Inc. "A"	1,585	25,043
eHealth, Inc.*	2,860	40,927
EMC Insurance Group, Inc.	1,719	46,551
Employers Holdings, Inc.	5,813	235,136
Enstar Group Ltd.*	2,057	432,484
FBL Financial Group, Inc. "A"	1,831	126,980
Federated National Holding Co.	2,309	36,413
Genworth Financial, Inc. "A"*	92,003	260,368
Global Indemnity Ltd.	1,546	53,368
Greenlight Capital Re Ltd. "A"*	5,552	89,110
Hallmark Financial Services, Inc.*	2,633	23,486
HCI Group, Inc.	1,541	58,805
Health Insurance Innovations, Inc. "A"* (a)	2,178	62,944
Heritage Insurance Holdings, Inc. (a)	3,984	60,397
Horace Mann Educators Corp.	7,581	324,088
Independence Holding Co.	1,106	39,429
Infinity Property & Casualty Corp.	1,952	231,117
Investors Title Co.	271	54,173
James River Group Holdings Ltd.	4,714	167,206
Kemper Corp.	7,313	416,841
Kingstone Companies, Inc.	1,772	29,770
Kinsale Capital Group, Inc.	2,582	132,534
Maiden Holdings Ltd.	12,537	81,490
MBIA, Inc.* (a)	16,340	151,308
National General Holdings Corp.	9,074	220,589
National Western Life Group, Inc. "A"	417	127,135
Navigators Group, Inc.	3,840	221,376
NI Holdings, Inc.*	2,000	33,400
Primerica, Inc.	8,155	787,773
RLI Corp.	7,153	453,429
Safety Insurance Group, Inc.	2,662	204,575
Selective Insurance Group, Inc.	10,590	642,813
State Auto Financial Corp.	2,960	84,567
Stewart Information Services Corp.	3,842	168,817
Third Point Reinsurance Ltd.*	17,090	238,405
Trupanion, Inc.* (a)	4,292	128,288
United Fire Group, Inc.	3,910	187,133
United Insurance Holdings Corp.	3,929	75,201
Universal Insurance Holdings, Inc.	5,698	181,766
WMIH Corp.*	38,548	54,738
		9,149,092
Mortgage Real Estate Investment Trusts (REITs) 0.8%
AG Mortgage Investment Trust, Inc.	5,132	89,143
Anworth Mortgage Asset Corp.	18,282	87,754
Apollo Commercial Real Estate Finance, Inc.	19,638	353,091
Ares Commercial Real Estate Corp.	4,697	58,008
ARMOUR Residential REIT, Inc.	7,750	180,420
Capstead Mortgage Corp.	17,208	148,849
Cherry Hill Mortgage Investment Corp.	2,299	40,324
CYS Investments, Inc.	28,170	189,302
Dynex Capital, Inc.	9,564	63,409
Ellington Residential Mortgage REIT	1,635	17,920
Granite Point Mortgage Trust, Inc.	8,014	132,552
Great Ajax Corp.	3,063	41,504
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	9,399	183,280
Invesco Mortgage Capital, Inc.	20,766	340,147
KKR Real Estate Finance Trust, Inc. (a)	2,971	59,598
Ladder Capital Corp.	14,475	218,283
MTGE Investment Corp.	8,465	151,524
New York Mortgage Trust, Inc. (a)	20,637	122,377
Orchid Island Capital, Inc. (a)	9,606	70,796
Owens Realty Mortgage, Inc.	1,889	27,542
PennyMac Mortgage Investment Trust	10,935	197,158
Redwood Trust, Inc.	14,221	219,999
Resource Capital Corp.	5,725	54,445
Sutherland Asset Management Corp.	3,370	51,056
TPG RE Finance Trust, Inc.	3,865	76,875
Western Asset Mortgage Capital Corp.	7,374	71,454
		3,246,810
Thrifts & Mortgage Finance 2.2%
BankFinancial Corp.	2,859	48,546
Bear State Financial, Inc.	4,155	42,589
Beneficial Bancorp., Inc.	12,618	196,210
BofI Holding, Inc.* (a)	10,993	445,546
BSB Bancorp., Inc.*	1,426	43,636
Capitol Federal Financial, Inc.	23,510	290,348
Charter Financial Corp.	2,029	41,371
Clifton Bancorp., Inc.	3,530	55,244
Dime Community Bancshares	5,912	108,781
Entegra Financial Corp.*	1,222	35,438
ESSA Bancorp., Inc.	1,563	22,929
Essent Group Ltd.*	15,001	638,443
Federal Agricultural Mortgage Corp. "C"	1,631	141,930
First Defiance Financial Corp.	1,754	100,539
Flagstar Bancorp., Inc.*	3,857	136,538
Greene County Bancorp., Inc.	571	20,956
Hingham Institution for Savings	235	48,410
Home Bancorp., Inc.	1,083	46,753
HomeStreet, Inc.*	5,012	143,594
Impac Mortgage Holdings, Inc.*	1,415	11,178
Kearny Financial Corp.	14,090	183,170
LendingTree, Inc.*	1,169	383,607
Luther Burbank Corp.	2,858	34,325
Malvern Bancorp., Inc.*	1,245	32,370
Merchants Bancorp.	1,356	29,154
Meridian Bancorp., Inc.	8,666	174,620
Meta Financial Group, Inc.	1,759	192,083
MGIC Investment Corp.*	68,263	887,419
Nationstar Mortgage Holdings, Inc.*	5,559	99,840
NMI Holdings, Inc. "A"*	10,678	176,721
Northfield Bancorp., Inc.	7,864	122,757
Northwest Bancshares, Inc.	17,537	290,413
OceanFirst Financial Corp.	7,254	194,044
Oconee Federal Financial Corp.	333	9,594
Ocwen Financial Corp.*	19,223	79,199
Oritani Financial Corp.	7,312	112,239
PCSB Financial Corp.*	3,499	73,409
PennyMac Financial Services, Inc. "A"*	2,746	62,197
PHH Corp.*	5,908	61,798
Provident Bancorp., Inc.*	835	22,169
Provident Financial Holdings, Inc.	843	15,250
Provident Financial Services, Inc.	11,280	288,655
Prudential Bancorp., Inc.	1,575	28,570
Radian Group, Inc.	39,968	760,991
Riverview Bancorp., Inc.	3,700	34,558
SI Financial Group, Inc.	2,097	30,197
Southern Missouri Bancorp., Inc.	1,282	46,921
Sterling Bancorp., Inc.	3,389	45,785
Territorial Bancorp., Inc.	1,326	39,329
Timberland Bancorp., Inc.	1,211	36,814
TrustCo Bank Corp.	17,178	145,154
United Community Financial Corp.	9,151	90,229
United Financial Bancorp., Inc.	9,476	153,511
Walker & Dunlop, Inc.	5,111	303,696
Washington Federal, Inc.	16,019	554,257
Waterstone Financial, Inc.	4,479	77,487
Western New England Bancorp, Inc.	4,826	51,397
WSFS Financial Corp.	5,489	262,923
		8,805,831
Health Care 16.2%
Biotechnology 6.4%
Abeona Therapeutics, Inc.* (a)	5,169	74,175
Acceleron Pharma, Inc.*	6,889	269,360
Achaogen, Inc.* (a)	6,516	84,382
Achillion Pharmaceuticals, Inc.*	24,886	92,327
Acorda Therapeutics, Inc.*	8,042	190,193
Adamas Pharmaceuticals, Inc.*	3,229	77,173
Aduro Biotech, Inc.*	7,911	73,572
Advaxis, Inc.*	7,096	11,992
Agenus, Inc.* (a)	14,043	66,142
Aileron Therapeutics, Inc.*	970	7,886
Aimmune Therapeutics, Inc.*	6,464	205,749
Akebia Therapeutics, Inc.*	8,040	76,621
Alder Biopharmaceuticals, Inc.*	11,392	144,678
Allena Pharmaceuticals, Inc.*	960	10,579
AMAG Pharmaceuticals, Inc.*	6,314	127,227
Amicus Therapeutics, Inc.*	34,315	516,098
AnaptysBio, Inc.*	3,277	341,070
Anavex Life Sciences Corp.* (a)	6,172	17,035
Apellis Pharmaceuticals, Inc.* (a)	1,963	43,402
Ardelyx, Inc.*	6,542	33,037
Arena Pharmaceuticals, Inc.*	8,816	348,232
ARMO BioSciences, Inc.*	1,253	46,875
Array BioPharma, Inc.*	36,587	597,100
Arsanis, Inc.*	857	19,617
Asterias Biotherapeutics, Inc.* (a)	4,293	6,225
Atara Biotherapeutics, Inc.*	6,045	235,755
Athenex, Inc.*	1,329	22,606
Athersys, Inc.* (a)	20,627	37,747
Audentes Therapeutics, Inc.*	3,671	110,314
Avexis, Inc.*	5,162	637,920
Axovant Sciences Ltd.*	5,815	7,734
Bellicum Pharmaceuticals, Inc.*	5,032	33,010
BioCryst Pharmaceuticals, Inc.*	17,949	85,617
Biohaven Pharmaceutical Holding Co., Ltd.*	5,824	150,026
BioSpecifics Technologies Corp.*	1,041	46,158
BioTime, Inc.* (a)	16,346	43,971
Bluebird Bio, Inc.*	9,004	1,537,433
Blueprint Medicines Corp.*	7,818	716,911
Calithera Biosciences, Inc.*	5,955	37,516
Calyxt, Inc.* (a)	864	11,336
Cara Therapeutics, Inc.* (a)	4,614	57,121
Catalyst Pharmaceuticals, Inc.*	17,299	41,345
Celcuity, Inc.*	481	7,927
Celldex Therapeutics, Inc.*	23,501	54,757
ChemoCentryx, Inc.*	4,361	59,310
Chimerix, Inc.*	8,328	43,306
Clovis Oncology, Inc.*	8,145	430,056
Coherus Biosciences, Inc.* (a)	7,464	82,477
Conatus Pharmaceuticals, Inc.*	4,984	29,256
Concert Pharmaceuticals, Inc.*	3,312	75,845
Corbus Pharmaceuticals Holdings, Inc.* (a)	8,605	52,490
Corvus Pharmaceuticals, Inc.*	1,640	18,909
Cue Biopharma, Inc.*	1,634	22,958
Curis, Inc.*	23,326	15,239
Cytokinetics, Inc.*	7,432	53,510
CytomX Therapeutics, Inc.*	5,215	148,367
Deciphera Pharmaceuticals, Inc.*	1,489	29,840
Denali Therapeutics, Inc.* (a)	2,963	58,341
Dynavax Technologies Corp.*	11,188	222,082
Eagle Pharmaceuticals, Inc.* (a)	1,441	75,926
Edge Therapeutics, Inc.*	3,386	3,995
Editas Medicine, Inc.* (a)	6,815	225,917
Emergent BioSolutions, Inc.*	6,110	321,691
Enanta Pharmaceuticals, Inc.*	2,819	228,085
Epizyme, Inc.*	8,980	159,395
Esperion Therapeutics, Inc.*	3,227	233,409
Exact Sciences Corp.*	21,626	872,177
Fate Therapeutics, Inc.*	8,847	86,347
FibroGen, Inc.*	12,798	591,268
Five Prime Therapeutics, Inc.*	6,043	103,819
Flexion Therapeutics, Inc.* (a)	6,005	134,572
Fortress Biotech, Inc.*	6,467	29,425
Foundation Medicine, Inc.*	2,652	208,845
G1 Therapeutics, Inc.*	2,480	91,884
Genocea Biosciences, Inc.*	15,110	15,865
Genomic Health, Inc.*	3,562	111,455
Geron Corp.* (a)	28,914	122,884
Global Blood Therapeutics, Inc.*	7,157	345,683
Halozyme Therapeutics, Inc.*	21,796	426,984
Heron Therapeutics, Inc.* (a)	9,951	274,648
Idera Pharmaceuticals, Inc.*	25,706	47,299
Immune Design Corp.*	5,848	19,298
ImmunoGen, Inc.*	18,303	192,548
Immunomedics, Inc.* (a)	18,845	275,325
Inovio Pharmaceuticals, Inc.* (a)	15,536	73,175
Insmed, Inc.*	14,048	316,361
Insys Therapeutics, Inc.* (a)	4,843	29,252
Intellia Therapeutics, Inc.*	3,186	67,193
Invitae Corp.* (a)	7,921	37,149
Iovance Biotherapeutics, Inc.*	13,531	228,674
Ironwood Pharmaceuticals, Inc.*	25,010	385,904
Jounce Therapeutics, Inc.*	2,760	61,686
Karyopharm Therapeutics, Inc.*	6,576	88,250
Keryx Biopharmaceuticals, Inc.* (a)	17,080	69,857
Kindred Biosciences, Inc.*	5,047	43,657
Kura Oncology, Inc.*	4,156	77,925
La Jolla Pharmaceutical Co.* (a)	3,302	98,334
Lexicon Pharmaceuticals, Inc.* (a)	7,667	65,706
Ligand Pharmaceuticals, Inc.* (a)	3,754	620,011
Loxo Oncology, Inc.*	4,246	489,861
MacroGenics, Inc.*	6,309	158,734
Madrigal Pharmaceuticals, Inc.*	866	101,140
Matinas BioPharma Holdings, Inc.*	10,282	7,864
MediciNova, Inc.* (a)	7,490	76,548
Merrimack Pharmaceuticals, Inc.	2,312	18,612
Mersana Therapeutics, Inc.*	2,047	32,281
MiMedx Group, Inc.* (a)	18,994	132,388
Minerva Neurosciences, Inc.*	4,891	30,569
Miragen Therapeutics, Inc.*	2,455	17,210
Momenta Pharmaceuticals, Inc.*	13,746	249,490
Myriad Genetics, Inc.*	12,080	356,964
NantKwest, Inc.*	5,947	23,134
Natera, Inc.*	6,099	56,538
NewLink Genetics Corp.* (a)	5,327	38,621
Novavax, Inc.* (a)	59,486	124,921
Novelion Therapeutics, Inc.*	2,962	10,367
Nymox Pharmaceutical Corp.*	5,543	23,447
Oncocyte Corp.* (a)	1,282	2,692
Organovo Holdings, Inc.* (a)	19,047	19,618
Otonomy, Inc.*	5,481	23,020
Ovid therapeutics, Inc.*	2,265	16,014
PDL BioPharma, Inc.*	28,737	84,487
Pieris Pharmaceuticals, Inc.*	8,054	54,928
Portola Pharmaceuticals, Inc.*	10,435	340,807
Progenics Pharmaceuticals, Inc.*	12,524	93,429
Protagonist Therapeutics, Inc.*	2,078	17,850
Prothena Corp. PLC*	7,127	261,632
PTC Therapeutics, Inc.*	7,512	203,275
Puma Biotechnology, Inc.*	5,400	367,470
Ra Pharmaceuticals, Inc.*	3,641	19,334
Radius Health, Inc.* (a)	7,050	253,377
Recro Pharma, Inc.*	2,658	29,265
REGENXBIO, Inc.*	5,041	150,474
Repligen Corp.*	6,903	249,751
Retrophin, Inc.*	7,433	166,202
Rhythm Pharmaceuticals, Inc.*	1,497	29,790
Rigel Pharmaceuticals, Inc.*	27,034	95,700
Sage Therapeutics, Inc.*	7,747	1,247,809
Sangamo Therapeutics, Inc.*	15,619	296,761
Sarepta Therapeutics, Inc.*	11,227	831,808
Selecta Biosciences, Inc.*	2,284	23,274
Seres Therapeutics, Inc.* (a)	3,446	25,294
Solid Biosciences, Inc.*	1,664	12,480
Spark Therapeutics, Inc.*	5,124	341,207
Spectrum Pharmaceuticals, Inc.*	15,959	256,780
Spero Therapeutics, Inc.*	1,076	15,333
Stemline Therapeutics, Inc.*	4,979	76,179
Strongbridge Biopharma PLC*	5,589	49,463
Syndax Pharmaceuticals, Inc.*	2,450	34,863
Synergy Pharmaceuticals, Inc.* (a)	45,634	83,510
Syros Pharmaceuticals, Inc.*	3,218	41,770
TG Therapeutics, Inc.* (a)	9,549	135,596
Tocagen, Inc.*	3,210	38,038
Trevena, Inc.*	8,938	14,658
Ultragenyx Pharmaceutical, Inc.*	8,197	417,965
Vanda Pharmaceuticals, Inc.*	8,011	134,985
VBI Vaccines, Inc.*	6,217	21,759
Veracyte, Inc.*	4,832	26,866
Versartis, Inc.*	6,089	10,047
Voyager Therapeutics, Inc.*	3,188	59,902
vTv Therapeutics, Inc. "A"*	1,054	4,290
XBiotech, Inc.* (a)	3,315	17,735
Xencor, Inc.*	6,939	208,031
ZIOPHARM Oncology, Inc.* (a)	24,740	96,981
		25,111,003
Health Care Equipment & Supplies 4.0%
Abaxis, Inc.	3,970	280,361
Accuray, Inc.*	15,896	79,480
Analogic Corp.	2,340	224,406
AngioDynamics, Inc.*	6,537	112,763
Anika Therapeutics, Inc.*	2,671	132,802
Antares Pharma, Inc.*	27,940	61,468
AtriCure, Inc.*	6,090	124,967
Atrion Corp.	263	166,032
AxoGen, Inc.*	5,035	183,777
Cantel Medical Corp.	6,676	743,773
Cardiovascular Systems, Inc.*	6,178	135,484
Cerus Corp.*	23,414	128,309
ConforMIS, Inc.*	6,779	9,830
CONMED Corp.	5,010	317,283
Corindus Vascular Robotics, Inc.* (a)	16,327	22,368
CryoLife, Inc.*	6,024	120,781
Cutera, Inc.*	2,385	119,846
Endologix, Inc.*	14,557	61,576
FONAR Corp.*	1,191	35,492
GenMark Diagnostics, Inc.*	9,724	52,899
Glaukos Corp.* (a)	5,275	162,628
Globus Medical, Inc. "A"*	12,925	643,923
Haemonetics Corp.*	9,910	725,016
Halyard Health, Inc.*	8,636	397,947
Heska Corp.*	1,201	94,963
ICU Medical, Inc.*	2,819	711,516
Inogen, Inc.*	3,180	390,631
Insulet Corp.*	10,692	926,783
Integer Holdings Corp.*	5,694	321,996
Integra LifeSciences Holdings Corp.*	11,677	646,205
Invacare Corp. (a)	5,966	103,808
iRhythm Technologies, Inc.*	2,633	165,747
K2M Group Holdings, Inc.*	7,447	141,121
Lantheus Holdings, Inc.*	5,445	86,575
LeMaitre Vascular, Inc.	2,924	105,936
LivaNova PLC*	8,932	790,482
Masimo Corp.*	8,254	725,939
Meridian Bioscience, Inc.	7,705	109,411
Merit Medical Systems, Inc.*	9,044	410,145
Natus Medical, Inc.*	5,634	189,584
Neogen Corp.*	9,271	621,064
Nevro Corp.*	5,149	446,264
Novocure Ltd.*	10,726	233,827
NuVasive, Inc.*	9,309	486,023
NxStage Medical, Inc.*	12,009	298,544
Obalon Therapeutics, Inc.*	1,799	6,171
OraSure Technologies, Inc.*	10,462	176,703
Orthofix International NV*	3,281	192,857
OrthoPediatrics Corp.*	848	12,771
Oxford Immunotec Global PLC*	4,852	60,407
Penumbra, Inc.*	5,364	620,347
Pulse Biosciences, Inc.*	1,774	24,002
Quidel Corp.*	5,169	267,806
Quotient Ltd.* (a)	5,212	24,549
Rockwell Medical, Inc.* (a)	8,999	46,885
RTI Surgical, Inc.*	10,252	47,159
Sientra, Inc.*	2,801	27,058
STAAR Surgical Co.*	7,477	110,660
SurModics, Inc.*	2,464	93,755
Tactile Systems Technology, Inc.*	2,385	75,843
Utah Medical Products, Inc.	607	60,002
Varex Imaging Corp.*	6,996	250,317
ViewRay, Inc.* (a)	5,695	36,619
Viveve Medical, Inc.*	2,913	10,662
Wright Medical Group NV*	19,586	388,586
		15,582,934
Health Care Providers & Services 2.0%
AAC Holdings, Inc.* (a)	1,879	21,571
Aceto Corp.	5,536	42,074
Addus HomeCare Corp.*	1,338	65,094
Almost Family, Inc.*	2,290	128,240
Amedisys, Inc.*	5,253	316,966
American Renal Associates Holdings, Inc.* (a)	1,653	31,159
AMN Healthcare Services, Inc.*	8,731	495,484
BioScrip, Inc.*	21,040	51,758
BioTelemetry, Inc.*	5,861	181,984
Capital Senior Living Corp.*	4,738	50,934
Chemed Corp.	2,902	791,840
Civitas Solutions, Inc.*	2,871	44,213
Community Health Systems, Inc.* (a)	17,157	67,942
CorVel Corp.*	1,698	85,834
Cross Country Healthcare, Inc.*	6,553	72,804
Diplomat Pharmacy, Inc.*	8,897	179,275
Encompass Health Corp.	18,173	1,038,950
Genesis Healthcare, Inc.*	6,503	9,820
Healthequity, Inc.*	9,298	562,901
Kindred Healthcare, Inc.	15,921	145,677
LHC Group, Inc.*	2,889	177,847
Magellan Health, Inc.*	4,462	477,880
Molina Healthcare, Inc.*	8,480	688,406
National Healthcare Corp.	2,010	119,856
National Research Corp. "A"	1,834	53,644
Owens & Minor, Inc.	11,168	173,662
PetIQ, Inc.* (a)	1,385	36,841
Providence Service Corp.*	2,129	147,199
R1 RCM, Inc.*	19,008	135,717
RadNet, Inc.*	6,719	96,754
Select Medical Holdings Corp.*	19,560	337,410
Surgery Partners, Inc.* (a)	3,532	60,574
Tenet Healthcare Corp.*	14,810	359,142
The Ensign Group, Inc.	8,876	233,439
Tivity Health, Inc.*	6,820	270,413
Triple-S Management Corp. "B"*	4,155	108,612
U.S. Physical Therapy, Inc.	2,256	183,413
		8,045,329
Health Care Technology 0.8%
Allscripts Healthcare Solutions, Inc.*	33,229	410,378
Castlight Health, Inc. "B"*	12,472	45,523
Computer Programs & Systems, Inc. (a)	2,091	61,057
Cotiviti Holdings, Inc.*	6,727	231,678
Evolent Health, Inc. "A"* (a)	11,001	156,764
HealthStream, Inc.	4,905	121,791
HMS Holdings Corp.*	15,387	259,117
Inovalon Holdings, Inc. "A"* (a)	11,625	123,225
Medidata Solutions, Inc.*	10,372	651,466
NantHealth, Inc.*	3,483	10,623
Omnicell, Inc.*	6,896	299,287
Quality Systems, Inc.*	9,708	132,514
Simulations Plus, Inc.	2,158	31,831
Tabula Rasa HealthCare, Inc.*	2,229	86,485
Teladoc, Inc.* (a)	10,681	430,444
Vocera Communications, Inc.*	5,403	126,538
		3,178,721
Life Sciences Tools & Services 0.5%
Accelerate Diagnostics, Inc.* (a)	4,786	109,360
Cambrex Corp.*	6,015	314,584
Codexis, Inc.*	7,830	86,130
Enzo Biochem, Inc.*	7,554	41,396
Fluidigm Corp.*	7,527	43,958
Luminex Corp.	7,424	156,424
Medpace Holdings, Inc.*	1,761	61,477
NanoString Technologies, Inc.*	3,440	25,834
NeoGenomics, Inc.*	10,848	88,520
Pacific Biosciences of California, Inc.*	19,764	40,516
PRA Health Sciences, Inc.*	9,104	755,268
Quanterix Corp.*	927	15,796
Syneos Health, Inc.*	9,979	354,254
		2,093,517
Pharmaceuticals 2.5%
Aclaris Therapeutics, Inc.*	4,253	74,512
Aerie Pharmaceuticals, Inc.*	6,257	339,442
Akcea Therapeutics, Inc.* (a)	2,860	73,245
Amphastar Pharmaceuticals, Inc.*	6,776	127,050
ANI Pharmaceuticals, Inc.*	1,424	82,905
Aratana Therapeutics, Inc.*	7,820	34,486
Assembly Biosciences, Inc.*	2,943	144,619
Catalent, Inc.*	24,624	1,011,061
Clearside Biomedical, Inc.*	3,996	42,877
Collegium Pharmaceutical, Inc.* (a)	4,772	121,925
Corcept Therapeutics, Inc.* (a)	16,952	278,860
Corium International, Inc.*	3,685	42,267
DepoMed, Inc.*	10,937	72,075
Dermira, Inc.*	7,038	56,234
Dova Pharmaceuticals, Inc.* (a)	1,326	35,961
Durect Corp.*	25,179	53,883
Evolus, Inc.*	937	8,461
Horizon Pharma PLC*	29,843	423,771
Impax Laboratories, Inc.*	13,640	265,298
Innoviva, Inc.*	14,044	234,113
Intersect ENT, Inc.*	4,860	190,998
Intra-Cellular Therapies, Inc.*	7,794	164,064
Kala Pharmaceuticals, Inc.*	2,621	41,490
Lannett Co., Inc.* (a)	5,292	84,937
Medicines Co.*	12,798	421,566
Melinta Therapeutics, Inc.*	2,798	20,705
Menlo Therapeutics, Inc.*	1,184	44,495
MyoKardia, Inc.*	3,694	180,267
Nektar Therapeutics*	27,687	2,942,021
Neos Therapeutics, Inc.*	4,195	34,818
Ocular Therapeutix, Inc.*	4,708	30,649
Odonate Therapeutics, Inc.*	1,251	26,496
Omeros Corp.* (a)	8,353	93,303
Optinose, Inc.*	981	19,640
Pacira Pharmaceuticals, Inc.*	7,226	225,090
Paratek Pharmaceuticals, Inc.*	4,913	63,869
Phibro Animal Health Corp. "A"	3,677	145,977
Prestige Brands Holdings, Inc.*	9,782	329,849
Reata Pharmaceuticals, Inc. "A"* (a)	2,158	44,261
resTORbio, Inc.*	1,216	11,649
Revance Therapeutics, Inc.*	4,944	152,275
scPharmaceuticals, Inc.*	1,379	17,100
Sienna Biopharmaceuticals, Inc.*	2,787	52,340
Supernus Pharmaceuticals, Inc.*	8,952	410,002
Teligent, Inc.*	7,372	24,770
Tetraphase Pharmaceuticals, Inc.*	9,711	29,813
TherapeuticsMD, Inc.* (a)	30,532	148,691
Theravance Biopharma, Inc.* (a)	7,690	186,482
WaVe Life Sciences Ltd.* (a)	2,098	84,130
Zogenix, Inc.*	6,285	251,714
Zynerba Pharmaceuticals, Inc.* (a)	2,210	19,205
		10,015,711
Industrials 14.9%
Aerospace & Defense 1.4%
AAR Corp.	5,983	263,910
Aerojet Rocketdyne Holdings, Inc.*	12,718	355,723
Aerovironment, Inc.*	3,883	176,715
Astronics Corp.*	3,763	140,360
Axon Enterprise, Inc.*	9,714	381,857
Cubic Corp.	4,621	293,896
Curtiss-Wright Corp.	8,170	1,103,522
Ducommun, Inc.*	2,027	61,580
Engility Holdings, Inc.*	3,212	78,373
Esterline Technologies Corp.*	4,772	349,072
KLX, Inc.*	9,280	659,437
Kratos Defense & Security Solutions, Inc.*	15,751	162,078
Mercury Systems, Inc.*	8,575	414,344
Moog, Inc. "A"*	5,846	481,769
National Presto Industries, Inc.	918	86,063
Sparton Corp.*	1,635	28,465
The Keyw Holding Corp.* (a)	8,344	65,584
Triumph Group, Inc.	8,982	226,346
Vectrus, Inc.*	2,131	79,358
Wesco Aircraft Holdings, Inc.*	10,381	106,405
		5,514,857
Air Freight & Logistics 0.3%
Air Transport Services Group, Inc.*	10,813	252,159
Atlas Air Worldwide Holdings, Inc.*	4,242	256,429
Echo Global Logistics, Inc.*	4,893	135,047
Forward Air Corp.	5,472	289,250
Hub Group, Inc. "A"*	5,991	250,723
Radiant Logistics, Inc.*	6,216	24,056
		1,207,664
Airlines 0.3%
Allegiant Travel Co.	2,365	408,081
Hawaiian Holdings, Inc.	9,313	360,413
SkyWest, Inc.	9,288	505,267
		1,273,761
Building Products 1.3%
AAON, Inc.	7,569	295,191
Advanced Drainage Systems, Inc.	6,811	176,405
American Woodmark Corp.*	2,526	248,685
Apogee Enterprises, Inc.	5,217	226,157
Armstrong Flooring, Inc.*	3,960	53,737
Builders FirstSource, Inc.*	20,365	404,042
Caesarstone Ltd.	4,082	80,211
Continental Building Products, Inc.*	7,031	200,735
CSW Industrials, Inc.*	2,729	122,941
Gibraltar Industries, Inc.*	5,807	196,567
Griffon Corp.	5,244	95,703
Insteel Industries, Inc.	3,479	96,125
JELD-WEN Holding, Inc.*	12,343	377,943
Masonite International Corp.*	5,241	321,535
NCI Building Systems, Inc.*	7,899	139,812
Patrick Industries, Inc.*	4,519	279,500
PGT Innovations, Inc.*	8,861	165,258
Ply Gem Holdings, Inc.*	4,258	91,973
Quanex Building Products Corp.	6,196	107,810
Simpson Manufacturing Co., Inc.	7,555	435,092
Trex Co., Inc.*	5,413	588,772
Universal Forest Products, Inc.	11,130	361,169
		5,065,363
Commercial Services & Supplies 2.4%
ABM Industries, Inc.	10,372	347,255
Acco Brands Corp.	19,460	244,223
Advanced Disposal Services, Inc.*	9,406	209,566
Aqua Metals, Inc.*	3,351	8,679
ARC Document Solutions, Inc.*	6,602	14,524
Brady Corp. "A"	8,582	318,821
Casella Waste Systems, Inc. "A"*	7,335	171,492
CECO Environmental Corp.	5,717	25,441
Cimpress NV*	4,524	699,863
CompX International, Inc.	545	7,521
Covanta Holding Corp.	21,544	312,388
Deluxe Corp.	8,803	651,510
Ennis, Inc.	4,654	91,684
Essendant, Inc.	6,683	52,127
Healthcare Services Group, Inc.	13,119	570,414
Heritage-Crystal Clean, Inc.*	2,825	66,529
Herman Miller, Inc.	11,055	353,207
HNI Corp.	8,143	293,881
Hudson Technologies, Inc.*	7,121	35,178
Innerworkings, Inc.*	8,785	79,504
Interface, Inc.	11,023	277,780
Kimball International, Inc. "B"	6,576	112,055
Knoll, Inc.	8,850	178,682
LSC Communications, Inc.	6,410	111,855
Matthews International Corp. "A"	5,774	292,164
McGrath RentCorp.	4,347	233,390
Mobile Mini, Inc.	8,019	348,826
MSA Safety, Inc.	6,101	507,847
Multi-Color Corp.	2,485	164,134
NL Industries, Inc.*	1,487	11,673
Quad Graphics, Inc.	5,714	144,850
R.R. Donnelley & Sons Co.	12,683	110,723
SP Plus Corp.*	3,274	116,554
Steelcase, Inc. "A"	15,292	207,971
Team, Inc.* (a)	5,206	71,583
Tetra Tech, Inc.	10,324	505,360
The Brink's Co.	8,439	602,123
U.S. Ecology, Inc.	3,988	212,560
UniFirst Corp.	2,801	452,782
Viad Corp.	3,687	193,383
VSE Corp.	1,507	77,942
		9,488,044
Construction & Engineering 1.1%
Aegion Corp.*	6,030	138,147
Ameresco, Inc. "A"*	3,540	46,020
Argan, Inc.	2,706	116,223
Chicago Bridge & Iron Co. NV	18,479	266,098
Comfort Systems U.S.A., Inc.	6,778	279,592
Dycom Industries, Inc.*	5,548	597,131
EMCOR Group, Inc.	10,899	849,359
Granite Construction, Inc.	7,354	410,794
Great Lakes Dredge & Dock Co.*	10,104	46,478
HC2 Holdings, Inc.*	7,419	39,024
IES Holdings, Inc.*	1,464	22,180
KBR, Inc.	25,782	417,411
Layne Christensen Co.*	3,399	50,713
MasTec, Inc.*	12,232	575,516
MYR Group, Inc.*	3,042	93,754
Northwest Pipe Co.*	1,860	32,178
NV5 Holdings, Inc.*	1,426	79,499
Orion Group Holdings, Inc.*	4,962	32,700
Primoris Services Corp.	7,303	182,429
Sterling Construction Co., Inc.*	4,608	52,808
Tutor Perini Corp.*	6,793	149,786
		4,477,840
Electrical Equipment 0.7%
Allied Motion Technologies, Inc.	1,121	44,560
Atkore International Group, Inc.*	6,240	123,864
AZZ, Inc.	4,791	209,367
Babcock & Wilcox Enterprises, Inc.* (a)	7,668	33,509
Encore Wire Corp.	3,785	214,610
Energous Corp.* (a)	3,661	58,686
EnerSys	7,765	538,658
Generac Holdings, Inc.*	11,239	515,982
General Cable Corp.	9,387	277,855
LSI Industries, Inc.	4,485	36,373
Plug Power, Inc.* (a)	43,097	81,453
Powell Industries, Inc.	1,624	43,588
Preformed Line Products Co.	538	35,018
Revolution Lighting Technologies, Inc.*	2,397	8,222
Sunrun, Inc.* (a)	15,206	135,790
Thermon Group Holdings, Inc.*	5,915	132,555
TPI Composites, Inc.*	2,077	46,629
Vicor Corp.*	3,238	92,445
Vivint Solar, Inc.* (a)	5,500	20,075
		2,649,239
Industrial Conglomerates 0.1%
Raven Industries, Inc.	6,563	230,033
Machinery 3.7%
Actuant Corp. "A"	10,939	254,332
Alamo Group, Inc.	1,720	189,028
Albany International Corp. "A"	5,273	330,617
Altra Industrial Motion Corp.	5,321	244,500
American Railcar Industries, Inc. (a)	1,272	47,585
Astec Industries, Inc.	3,952	218,071
Barnes Group, Inc.	9,228	552,665
Blue Bird Corp.*	2,200	52,140
Briggs & Stratton Corp.	7,673	164,279
Chart Industries, Inc.*	5,638	332,811
CIRCOR International, Inc.	2,957	126,146
Columbus McKinnon Corp.	4,133	148,127
Commercial Vehicle Group, Inc.*	4,896	37,944
DMC Global, Inc.	2,645	70,754
Douglas Dynamics, Inc.	4,097	177,605
Energy Recovery, Inc.* (a)	6,508	53,496
EnPro Industries, Inc.	3,930	304,103
ESCO Technologies, Inc.	4,724	276,590
Evoqua Water Technologies Corp.*	9,156	194,931
Federal Signal Corp.	10,737	236,429
Franklin Electric Co., Inc.	8,429	343,482
FreightCar America, Inc.	2,340	31,356
Gencor Industries, Inc.*	1,422	22,894
Global Brass & Copper Holdings, Inc.	4,000	133,800
Gorman-Rupp Co.	3,197	93,512
Graham Corp.	1,917	41,062
Greenbrier Companies, Inc. (a)	5,066	254,566
Hardinge, Inc.	2,186	40,047
Harsco Corp.*	14,678	303,101
Hillenbrand, Inc.	11,754	539,509
Hurco Companies, Inc.	1,030	47,277
Hyster-Yale Materials Handling, Inc.	1,876	131,189
John Bean Technologies Corp.	5,771	654,431
Kadant, Inc.	2,013	190,228
Kennametal, Inc.	14,988	601,918
L.B. Foster Co. "A"*	1,614	38,010
Lindsay Corp. (a)	1,915	175,108
Lydall, Inc.*	3,135	151,264
Manitowoc Co., Inc.*	5,807	165,267
Meritor, Inc.*	15,270	313,951
Milacron Holdings Corp.*	12,505	251,851
Miller Industries, Inc.	2,077	51,925
Mueller Industries, Inc.	10,569	276,485
Mueller Water Products, Inc. "A"	28,359	308,262
Navistar International Corp.*	9,226	322,633
NN, Inc.	5,021	120,504
Omega Flex, Inc.	507	33,006
Park-Ohio Holdings Corp.	1,554	60,373
Proto Labs, Inc.*	4,561	536,146
RBC Bearings, Inc.*	4,301	534,184
REV Group, Inc.	5,639	117,066
Rexnord Corp.*	19,043	565,196
Spartan Motors, Inc.	6,267	107,792
SPX Corp.*	7,892	256,332
SPX FLOW, Inc.*	7,635	375,566
Standex International Corp.	2,339	223,024
Sun Hydraulics Corp.	5,064	271,228
Tennant Co.	3,253	220,228
The Eastern Co.	1,084	30,894
The ExOne Co.*	1,931	14,058
Titan International, Inc.	8,890	112,103
TriMas Corp.*	8,254	216,667
Twin Disc, Inc.*	1,651	35,893
Wabash National Corp.	10,852	225,830
Watts Water Technologies, Inc. "A"	5,175	402,097
Woodward, Inc.	9,812	703,128
		14,656,596
Marine 0.1%
Costamare, Inc. (a)	9,583	59,798
Eagle Bulk Shipping, Inc.*	7,624	37,739
Genco Shipping & Trading Ltd.*	1,540	21,899
Matson, Inc.	7,737	221,588
Navios Maritime Holdings, Inc.*	17,827	16,007
Safe Bulkers, Inc.*	9,520	30,178
Scorpio Bulkers, Inc.	10,931	77,063
		464,272
Professional Services 1.3%
Acacia Research Corp.*	9,463	33,120
ASGN, Inc.*	9,229	755,671
Barrett Business Services, Inc.	1,303	107,993
BG Staffing, Inc.	1,358	25,788
CBIZ, Inc.*	9,556	174,397
CRA International, Inc.	1,435	75,036
Exponent, Inc.	4,673	367,531
Forrester Research, Inc.	1,784	73,947
Franklin Covey Co.*	1,857	49,953
FTI Consulting, Inc.*	7,000	338,870
GP Strategies Corp.*	2,455	55,606
Heidrick & Struggles International, Inc.	3,232	101,000
Hill International, Inc.*	6,498	37,039
Huron Consulting Group, Inc.*	4,104	156,362
ICF International, Inc.	3,237	189,203
Insperity, Inc.	6,761	470,228
Kelly Services, Inc. "A"	5,515	160,156
Kforce, Inc.	4,396	118,912
Korn/Ferry International	9,709	500,887
Mistras Group, Inc.*	3,298	62,464
Navigant Consulting, Inc.*	8,251	158,749
Red Violet, Inc.*	414	2,525
Resources Connection, Inc.	5,568	90,202
RPX Corp.	8,599	91,923
TriNet Group, Inc.*	7,664	354,996
TrueBlue, Inc.*	7,427	192,359
WageWorks, Inc.*	7,279	329,011
Willdan Group, Inc.*	1,465	41,533
		5,115,461
Road & Rail 0.9%
ArcBest Corp.	4,681	150,026
Avis Budget Group, Inc.* (a)	13,349	625,267
Covenant Transportation Group, Inc. "A"*	2,101	62,673
Daseke, Inc.*	6,054	59,269
Heartland Express, Inc.	8,715	156,783
Hertz Global Holdings, Inc.* (a)	10,166	201,795
Knight-Swift Transportation Holdings, Inc.	23,142	1,064,764
Marten Transport Ltd.	7,266	165,665
Roadrunner Transportation Systems, Inc.*	5,795	14,719
Saia, Inc.*	4,655	349,823
Schneider National, Inc. "B"	7,721	201,209
Universal Logistics Holdings, Inc.	1,559	32,973
Werner Enterprises, Inc.	8,718	318,207
YRC Worldwide, Inc.*	6,093	53,801
		3,456,974
Trading Companies & Distributors 1.3%
Aircastle Ltd.	8,675	172,285
Applied Industrial Technologies, Inc.	7,107	518,100
Beacon Roofing Supply, Inc.*	12,517	664,277
BMC Stock Holdings, Inc.*	12,175	238,021
CAI International, Inc.*	3,237	68,819
DXP Enterprises, Inc.*	2,977	115,954
EnviroStar, Inc.	681	26,729
Foundation Building Materials, Inc.*	2,550	38,021
GATX Corp.	7,063	483,745
GMS, Inc.*	5,971	182,474
H&E Equipment Services, Inc.	5,901	227,129
Herc Holdings, Inc.*	4,489	291,561
Huttig Building Products, Inc.*	4,628	24,204
Kaman Corp.	5,121	318,117
Lawson Products, Inc.*	1,019	25,730
MRC Global, Inc.*	16,329	268,449
Nexeo Solutions, Inc.*	4,455	47,669
NOW, Inc.*	19,410	198,370
Rush Enterprises, Inc. "A"*	5,625	239,006
Rush Enterprises, Inc. "B"*	961	38,805
SiteOne Landscape Supply, Inc.*	6,253	481,731
Textainer Group Holdings Ltd.*	4,941	83,750
Titan Machinery, Inc.*	3,476	81,895
Triton International Ltd.	8,676	265,486
Veritiv Corp.*	2,232	87,494
Willis Lease Finance Corp.*	789	27,047
		5,214,868
Information Technology 17.1%
Communications Equipment 1.7%
Acacia Communications, Inc.* (a)	3,387	130,264
ADTRAN, Inc.	8,837	137,415
Aerohive Networks, Inc.*	6,216	25,113
Applied Optoelectronics, Inc.* (a)	3,383	84,778
CalAmp Corp.*	6,264	143,320
Calix, Inc.*	8,087	55,396
Casa Systems, Inc.*	1,302	38,201
Ciena Corp.*	26,458	685,262
Clearfield, Inc.* (a)	2,150	27,735
Comtech Telecommunications Corp.	4,224	126,255
Digi International, Inc.*	4,530	46,659
EMCORE Corp.*	4,947	28,198
Extreme Networks, Inc.*	20,888	231,230
Finisar Corp.* (a)	20,975	331,615
Harmonic, Inc.*	13,770	52,326
Infinera Corp.*	27,364	297,173
InterDigital, Inc.	6,337	466,403
KVH Industries, Inc.*	3,080	31,878
Lumentum Holdings, Inc.*	11,327	722,663
NETGEAR, Inc.*	5,783	330,788
NetScout Systems, Inc.*	15,627	411,771
Oclaro, Inc.*	31,234	298,597
Plantronics, Inc.	6,025	363,729
Quantenna Communications, Inc.*	4,111	56,321
Ribbon Communications, Inc.*	8,661	44,171
Ubiquiti Networks, Inc.* (a)	4,135	284,488
ViaSat, Inc.* (a)	10,056	660,880
Viavi Solutions, Inc.*	42,522	413,314
		6,525,943
Electronic Equipment, Instruments & Components 2.6%
Akoustis Technologies, Inc.* (a)	1,695	9,882
Anixter International, Inc.*	5,391	408,368
AVX Corp.	8,383	138,739
Badger Meter, Inc.	5,132	241,974
Bel Fuse, Inc. "B"	1,651	31,204
Belden, Inc.	7,724	532,493
Benchmark Electronics, Inc.	9,277	276,918
Control4 Corp.*	4,655	99,989
CTS Corp.	5,905	160,616
Daktronics, Inc.	6,166	54,322
Electro Scientific Industries, Inc.*	6,003	116,038
ePlus, Inc.*	2,435	189,199
Fabrinet*	6,598	207,045
FARO Technologies, Inc.*	2,980	174,032
Fitbit, Inc. "A"* (a)	35,759	182,371
II-VI, Inc.*	11,100	453,990
Insight Enterprises, Inc.*	6,485	226,521
Iteris, Inc.*	4,585	22,742
Itron, Inc.*	6,250	447,187
KEMET Corp.*	10,204	184,999
Kimball Electronics, Inc.*	4,762	76,906
Knowles Corp.*	16,129	203,064
Littelfuse, Inc.	4,458	928,066
Maxwell Technologies, Inc.*	6,177	36,630
Mesa Laboratories, Inc.	609	90,400
Methode Electronics, Inc.	6,604	258,216
MicroVision, Inc.* (a)	13,268	14,993
MTS Systems Corp.	3,382	174,680
Napco Security Technologies, Inc.*	2,326	27,214
Novanta, Inc.*	5,953	310,449
OSI Systems, Inc.*	3,213	209,713
Park Electrochemical Corp.	3,659	61,618
PC Connection, Inc.	2,233	55,825
PCM, Inc.*	1,948	16,168
Plexus Corp.*	6,242	372,835
Radisys Corp.*	6,733	4,316
Rogers Corp.*	3,296	394,004
Sanmina Corp.*	12,889	337,047
ScanSource, Inc.*	4,507	160,224
SYNNEX Corp.	5,337	631,901
Systemax, Inc.	2,113	60,326
Tech Data Corp.*	6,445	548,663
TTM Technologies, Inc.*	16,964	259,380
VeriFone Systems, Inc.*	20,134	309,661
Vishay Intertechnology, Inc.	24,527	456,202
Vishay Precision Group, Inc.*	1,847	57,534
		10,214,664
Internet Software & Services 3.6%
2U, Inc.*	8,835	742,405
Alarm.com Holdings, Inc.*	3,748	141,450
Alteryx, Inc. "A"* (a)	4,305	146,973
Amber Road, Inc.*	3,225	28,703
Appfolio, Inc. "A"*	1,707	69,731
Apptio, Inc. "A"*	4,241	120,190
Benefitfocus, Inc.* (a)	2,803	68,393
Blucora, Inc.*	8,195	201,597
Box, Inc. "A"*	14,785	303,832
Brightcove, Inc.*	6,173	42,902
Carbonite, Inc.*	4,481	129,053
Cardlytics, Inc.*	1,029	15,054
Care.com, Inc.*	2,705	44,010
Cars.com, Inc.*	13,279	376,194
ChannelAdvisor Corp.*	4,412	40,149
Cloudera, Inc.*	18,415	397,396
CommerceHub, Inc. "A"*	2,668	60,030
CommerceHub, Inc. "C"*	5,196	116,858
Cornerstone OnDemand, Inc.*	9,849	385,194
Coupa Software, Inc.*	6,010	274,176
DHI Group, Inc.*	9,532	15,251
Endurance International Group Holdings, Inc.*	11,030	81,622
Envestnet, Inc.*	7,957	455,936
Etsy, Inc.*	22,230	623,774
Five9, Inc.*	9,693	288,755
Gogo, Inc.* (a)	10,268	88,613
GrubHub, Inc.* (a)	15,805	1,603,733
GTT Communications, Inc.*	5,729	324,834
Hortonworks, Inc.*	9,411	191,702
Instructure, Inc.*	4,136	174,332
Internap Corp.*	3,889	42,779
j2 Global, Inc.	8,556	675,240
Leaf Group Ltd.*	2,316	16,328
Limelight Networks, Inc.*	16,990	69,829
Liquidity Services, Inc.*	4,921	31,987
LivePerson, Inc.*	9,947	162,633
Meet Group, Inc.*	13,023	27,218
MINDBODY, Inc. "A"*	7,987	310,694
MuleSoft, Inc. "A"*	4,345	191,093
New Relic, Inc.*	5,634	417,592
NIC, Inc.	11,737	156,102
Nutanix, Inc. "A"*	20,195	991,777
Okta, Inc.*	3,550	141,468
Ominto, Inc.* (a)	2,766	7,938
Q2 Holdings, Inc.*	5,861	266,969
QuinStreet, Inc.*	6,773	86,491
Quotient Technology, Inc.*	13,702	179,496
Reis, Inc.	1,694	36,336
SendGrid, Inc.*	1,509	42,463
Shutterstock, Inc.*	3,495	168,284
SPS Commerce, Inc.*	3,085	197,656
Stamps.com, Inc.*	3,008	604,758
TechTarget, Inc.*	3,842	76,379
Tintri, Inc.*	1,694	2,897
Trade Desk, Inc. "A"* (a)	4,525	224,531
TrueCar, Inc.*	13,271	125,544
Tucows, Inc. "A"*	1,627	91,112
Twilio, Inc. "A"*	11,463	437,657
Veritone, Inc.* (a)	487	6,779
Web.com Group, Inc.*	7,070	127,967
XO Group, Inc.*	4,621	95,886
Yelp, Inc.*	14,705	613,934
Yext, Inc.*	4,268	53,990
		14,234,649
IT Services 1.9%
Acxiom Corp.*	14,561	330,680
Blackhawk Network Holdings, Inc.*	10,183	455,180
CACI International, Inc. "A"*	4,486	678,956
Cardtronics PLC "A"*	8,241	183,857
Cass Information Systems, Inc.	2,179	129,672
Convergys Corp.	17,205	389,177
CSG Systems International, Inc.	6,093	275,952
EPAM Systems, Inc.*	9,158	1,048,774
Everi Holdings, Inc.*	12,404	81,494
EVERTEC, Inc.	11,143	182,188
Exlservice Holdings, Inc.*	6,007	335,010
Information Services Group, Inc.*	5,870	24,537
ManTech International Corp. "A"	4,693	260,321
MAXIMUS, Inc.	11,857	791,336
MoneyGram International, Inc.*	5,584	48,134
Perficient, Inc.*	6,406	146,825
Presidio, Inc.*	5,870	91,807
Science Applications International Corp.	7,871	620,235
ServiceSource International, Inc.*	14,748	56,190
StarTek, Inc.*	1,982	19,384
Sykes Enterprises, Inc.*	7,186	207,963
Syntel, Inc.*	5,974	152,516
The Hackett Group, Inc.	4,313	69,267
Travelport Worldwide Ltd.	22,888	373,990
TTEC Holdings, Inc.	2,473	75,921
Unisys Corp.*	9,752	104,834
Virtusa Corp.*	4,984	241,525
		7,375,725
Semiconductors & Semiconductor Equipment 3.0%
Advanced Energy Industries, Inc.*	7,268	464,425
Alpha & Omega Semiconductor Ltd.*	3,700	57,165
Ambarella, Inc.* (a)	5,981	293,009
Amkor Technology, Inc.*	18,544	187,851
Aquantia Corp.* (a)	1,274	20,002
Axcelis Technologies, Inc.*	5,598	137,711
AXT, Inc.*	7,231	52,425
Brooks Automation, Inc.	12,764	345,649
Cabot Microelectronics Corp.	4,670	500,204
CEVA, Inc.*	4,002	144,872
Cirrus Logic, Inc.*	11,837	480,937
Cohu, Inc.	5,345	121,919
Cree, Inc.*	17,929	722,718
CyberOptics Corp.*	1,334	24,012
Diodes, Inc.*	7,102	216,327
DSP Group, Inc.*	4,147	48,935
Entegris, Inc.	26,125	909,150
FormFactor, Inc.*	13,353	182,268
GSI Technology, Inc.*	2,768	20,511
Ichor Holdings Ltd.*	3,440	83,282
Impinj, Inc.* (a)	3,256	42,393
Inphi Corp.* (a)	7,740	232,974
Integrated Device Technology, Inc.*	24,639	752,968
Kopin Corp.*	12,506	39,019
Lattice Semiconductor Corp.*	22,273	124,061
MACOM Technology Solutions Holdings, Inc.* (a)	7,501	124,517
MaxLinear, Inc.*	11,362	258,485
MKS Instruments, Inc.	9,937	1,149,214
Monolithic Power Systems, Inc.	7,349	850,794
Nanometrics, Inc.*	4,429	119,140
NeoPhotonics Corp.* (a)	6,046	41,415
NVE Corp.	829	68,898
PDF Solutions, Inc.*	5,232	61,005
Photronics, Inc.*	12,730	105,023
Pixelworks, Inc.*	5,522	21,370
Power Integrations, Inc.	5,326	364,032
Rambus, Inc.*	20,134	270,400
Rudolph Technologies, Inc.*	5,688	157,558
Semtech Corp.*	12,043	470,279
Sigma Designs, Inc.*	7,394	45,843
Silicon Laboratories, Inc.*	7,705	692,679
SMART Global Holdings, Inc.*	1,750	87,220
SunPower Corp.* (a)	10,733	85,649
Synaptics, Inc.*	6,344	290,111
Ultra Clean Holdings, Inc.*	6,963	134,038
Veeco Instruments, Inc.*	8,937	151,929
Xcerra Corp.*	9,834	114,566
Xperi Corp.	8,884	187,897
		12,056,849
Software 3.9%
8x8, Inc.*	16,383	305,543
A10 Networks, Inc.*	9,545	55,552
ACI Worldwide, Inc.*	21,644	513,396
Agilysys, Inc.*	2,773	33,054
American Software, Inc. "A"	4,718	61,334
Aspen Technology, Inc.*	13,467	1,062,412
Blackbaud, Inc.	8,774	893,281
Blackline, Inc.*	5,223	204,794
Bottomline Technologies de, Inc.*	7,246	280,783
Callidus Software*	12,435	447,038
CommVault Systems, Inc.*	7,172	410,238
Digimarc Corp.*	1,901	45,529
Ebix, Inc. (a)	4,417	329,067
Ellie Mae, Inc.*	6,211	571,039
Everbridge, Inc.*	3,030	110,898
Fair Isaac Corp.	5,495	930,688
ForeScout Technologies, Inc.*	972	31,532
Glu Mobile, Inc.*	19,020	71,705
HubSpot, Inc.*	6,416	694,853
Imperva, Inc.*	6,298	272,703
Majesco*	1,211	6,128
MicroStrategy, Inc. "A"*	1,762	227,280
Mitek Systems, Inc.*	5,567	41,196
MobileIron, Inc.*	10,687	52,901
Model N, Inc.*	4,214	76,063
Monotype Imaging Holdings, Inc.	7,578	170,126
Park City Group, Inc.* (a)	2,531	22,146
Paycom Software, Inc.* (a)	9,059	972,846
Paylocity Holding Corp.*	4,828	247,338
Pegasystems, Inc.	6,810	413,027
Progress Software Corp.	8,479	326,018
Proofpoint, Inc.*	8,079	918,178
PROS Holdings, Inc.*	5,025	165,875
QAD, Inc. "A"	1,815	75,595
Qualys, Inc.*	5,896	428,934
Rapid7, Inc.*	5,070	129,640
RealNetworks, Inc.*	4,458	13,641
RealPage, Inc.*	10,732	552,698
RingCentral, Inc. "A"*	11,948	758,698
Rosetta Stone, Inc.*	3,065	40,305
Rubicon Project, Inc.*	8,717	15,691
SailPoint Technologies Holding, Inc.*	3,746	77,505
SecureWorks Corp. "A"*	1,142	9,227
Synchronoss Technologies, Inc.*	8,024	84,653
TeleNav, Inc.*	5,529	29,857
TiVo Corp.	22,251	301,501
Upland Software, Inc.*	1,418	40,824
Varonis Systems, Inc.*	3,662	221,551
VASCO Data Security International, Inc.*	5,717	74,035
Verint Systems, Inc.*	11,804	502,850
Virnetx Holding Corp.* (a)	9,773	38,603
Workiva, Inc.*	4,850	114,945
Zendesk, Inc.*	18,332	877,553
Zix Corp.*	10,252	43,776
		15,396,643
Technology Hardware, Storage & Peripherals 0.4%
3D Systems Corp.* (a)	20,095	232,901
Avid Technology, Inc.*	5,556	25,224
CPI Card Group, Inc. (a)	882	2,659
Cray, Inc.*	7,451	154,236
Diebold Nixdorf, Inc.	13,829	212,967
Eastman Kodak Co.* (a)	3,132	16,756
Electronics for Imaging, Inc.*	8,232	224,981
Immersion Corp.*	5,634	67,326
Intevac, Inc.*	3,771	26,020
Pure Storage, Inc. "A"*	17,883	356,766
Quantum Corp.*	5,416	19,714
Stratasys Ltd.* (a)	9,261	186,887
Super Micro Computer, Inc.*	7,302	124,134
U.S.A. Technologies, Inc.*	8,904	80,136
		1,730,707
Materials 4.2%
Chemicals 2.1%
A. Schulman, Inc.	5,187	223,041
Advanced Emissions Solutions, Inc.	3,328	38,006
AdvanSix, Inc.*	5,569	193,690
AgroFresh Solutions, Inc.*	4,179	30,716
American Vanguard Corp.	5,286	106,777
Balchem Corp.	5,806	474,640
Chase Corp.	1,342	156,276
Core Molding Technologies, Inc.	1,409	25,122
Ferro Corp.*	15,548	361,025
Flotek Industries, Inc.*	10,660	65,026
FutureFuel Corp.	4,616	55,346
GCP Applied Technologies, Inc.*	13,102	380,613
H.B. Fuller Co.	9,261	460,549
Hawkins, Inc.	1,722	60,528
Ingevity Corp.*	7,807	575,298
Innophos Holdings, Inc.	3,654	146,927
Innospec, Inc.	4,446	304,996
Intrepid Potash, Inc.*	16,409	59,729
KMG Chemicals, Inc.	2,418	144,959
Koppers Holdings, Inc.*	3,827	157,290
Kraton Corp.*	5,578	266,126
Kronos Worldwide, Inc.	4,150	93,790
LSB Industries, Inc.*	3,974	24,361
Minerals Technologies, Inc.	6,434	430,756
Omnova Solutions, Inc.*	7,644	80,262
PolyOne Corp.	14,851	631,464
PQ Group Holdings, Inc.*	5,436	75,941
Quaker Chemical Corp.	2,400	355,512
Rayonier Advanced Materials, Inc.	9,142	196,279
Sensient Technologies Corp.	8,022	566,193
Stepan Co.	3,698	307,600
Trecora Resources*	3,644	49,558
Tredegar Corp.	4,853	87,111
Trinseo SA	8,160	604,248
Tronox Ltd. "A"	16,546	305,108
Valhi, Inc.	4,843	29,349
		8,124,212
Construction Materials 0.2%
Forterra, Inc.* (a)	3,052	25,393
Summit Materials, Inc. "A"*	20,509	621,012
U.S. Concrete, Inc.* (a)	2,932	177,093
United States Lime & Minerals, Inc.	377	27,589
		851,087
Containers & Packaging 0.1%
Greif, Inc. "A"	4,683	244,687
Greif, Inc. "B"	1,083	63,085
Myers Industries, Inc.	4,094	86,588
UFP Technologies, Inc.*	1,205	35,547
		429,907
Metals & Mining 1.2%
AK Steel Holding Corp.* (a)	58,131	263,333
Allegheny Technologies, Inc.*	23,034	545,445
Ampco-Pittsburgh Corp.	1,572	13,991
Carpenter Technology Corp.	8,507	375,329
Century Aluminum Co.*	9,120	150,845
Cleveland-Cliffs, Inc.*	55,335	384,578
Coeur Mining, Inc.*	34,435	275,480
Commercial Metals Co.	21,140	432,524
Compass Minerals International, Inc. (a)	6,297	379,709
Ferroglobe Representation & Warranty Insurance Trust (Beneficial Units) (b)	12,466	0
Gold Resource Corp.	9,413	42,453
Haynes International, Inc.	2,259	83,831
Hecla Mining Co.	73,105	268,295
Kaiser Aluminum Corp.	3,066	309,359
Klondex Mines Ltd.*	31,567	74,182
Materion Corp.	3,595	183,525
Olympic Steel, Inc.	1,750	35,893
Ramaco Resources, Inc.* (a)	1,195	8,592
Ryerson Holding Corp.*	2,757	22,470
Schnitzer Steel Industries, Inc. "A"	4,920	159,162
SunCoke Energy, Inc.*	11,589	124,698
TimkenSteel Corp.*	7,367	111,905
Warrior Met Coal, Inc. (a)	6,112	171,197
Worthington Industries, Inc.	8,013	343,918
		4,760,714
Paper & Forest Products 0.6%
Boise Cascade Co.	7,097	273,944
Clearwater Paper Corp.*	2,912	113,859
KapStone Paper & Packaging Corp.	16,113	552,837
Louisiana-Pacific Corp.	26,790	770,749
Neenah, Inc.	3,043	238,571
P.H. Glatfelter Co.	7,981	163,850
Schweitzer-Mauduit International, Inc.	5,675	222,176
Verso Corp. "A"*	6,548	110,269
		2,446,255
Real Estate 6.2%
Equity Real Estate Investment Trusts (REITs) 5.7%
Acadia Realty Trust	15,177	373,354
Agree Realty Corp.	5,242	251,826
Alexander & Baldwin, Inc.	12,555	290,397
Alexander's, Inc.	384	146,392
American Assets Trust, Inc.	7,355	245,731
Americold Realty Trust	9,686	184,809
Armada Hoffler Properties, Inc.	7,991	109,397
Ashford Hospitality Prime, Inc.	4,728	45,956
Ashford Hospitality Trust	14,326	92,546
Bluerock Residential Growth REIT, Inc.	4,369	37,137
CareTrust REIT, Inc.	13,866	185,804
CatchMark Timber Trust, Inc. "A"	8,043	100,296
CBL & Associates Properties, Inc. (a)	31,348	130,721
Cedar Realty Trust, Inc.	15,577	61,373
Chatham Lodging Trust	8,291	158,773
Chesapeake Lodging Trust	10,898	303,073
City Office REIT, Inc.	6,551	75,730
Clipper Realty, Inc.	2,936	24,868
Community Healthcare Trust, Inc.	3,280	84,427
CorEnergy Infrastructure Trust, Inc.	2,157	80,974
Cousins Properties, Inc.	77,261	670,625
DiamondRock Hospitality Co.	37,172	388,076
Easterly Government Properties, Inc.	7,827	159,671
EastGroup Properties, Inc.	6,266	517,948
Education Realty Trust, Inc.	14,065	460,629
Farmland Partners, Inc. (a)	5,381	44,931
First Industrial Realty Trust, Inc.	21,951	641,628
Four Corners Property Trust, Inc.	11,455	264,496
Franklin Street Properties Corp.	19,526	164,214
Front Yard Residential Corp.	8,938	89,827
Getty Realty Corp.	5,629	141,963
Gladstone Commercial Corp.	5,096	88,365
Global Medical REIT, Inc.	2,950	20,503
Global Net Lease, Inc.	12,453	210,207
Government Properties Income Trust	18,083	247,014
Gramercy Property Trust	29,585	642,882
Healthcare Realty Trust, Inc.	22,666	628,075
Hersha Hospitality Trust	7,201	128,898
Independence Realty Trust, Inc.	15,433	141,675
Industrial Logistics Properties Trust*	3,730	75,868
InfraREIT, Inc. *	7,702	149,650
Investors Real Estate Trust	22,298	115,727
iStar, Inc. *	12,236	124,440
Jernigan Capital, Inc.	2,515	45,522
Kite Realty Group Trust	15,400	234,542
LaSalle Hotel Properties	20,944	607,585
Lexington Realty Trust	40,106	315,634
LTC Properties, Inc.	7,298	277,324
Mack-Cali Realty Corp.	16,737	279,675
MedEquities Realty Trust, Inc.	5,591	58,761
Monmouth Real Estate Investment Corp.	13,836	208,093
National Health Investors, Inc.	7,447	501,109
National Storage Affiliates Trust	9,269	232,467
New Senior Investment Group, Inc.	15,071	123,281
NexPoint Residential Trust, Inc.	3,178	78,942
NorthStar Realty Europe Corp.	9,800	127,596
One Liberty Properties, Inc.	2,582	57,062
Pebblebrook Hotel Trust	12,621	433,531
Pennsylvania Real Estate Investment Trust (a)	12,372	119,390
Physicians Realty Trust	33,250	517,702
PotlatchDeltic Corp.	11,017	573,435
Preferred Apartment Communities, Inc. "A"	7,380	104,722
PS Business Parks, Inc.	3,633	410,674
QTS Realty Trust, Inc. "A"	9,093	329,348
Quality Care Properties, Inc. *	17,242	335,012
RAIT Financial Trust	18,928	3,057
Ramco-Gershenson Properties Trust	14,309	176,859
Retail Opportunity Investments Corp.	19,960	352,693
Rexford Industrial Realty, Inc.	14,232	409,739
RLJ Lodging Trust	31,234	607,189
Ryman Hospitality Properties, Inc.	8,130	629,668
Sabra Health Care REIT, Inc.	32,588	575,178
Safety Income & Growth, Inc.	1,975	31,580
Saul Centers, Inc.	2,135	108,821
Select Income REIT	11,542	224,838
Seritage Growth Properties "A" (a)	4,671	166,054
STAG Industrial, Inc.	17,362	415,299
Summit Hotel Properties, Inc.	18,870	256,821
Sunstone Hotel Investors, Inc.	41,703	634,720
Terreno Realty Corp.	10,135	349,759
The Geo Group, Inc.	22,437	459,285
Tier REIT, Inc.	8,615	159,205
UMH Properties, Inc.	5,556	74,506
Universal Health Realty Income Trust	2,336	140,394
Urban Edge Properties	19,118	408,169
Urstadt Biddle Properties "A"	5,399	104,201
Washington Prime Group, Inc. (a)	34,709	231,509
Washington Real Estate Investment Trust	14,409	393,366
Whitestone REIT	6,660	69,197
Xenia Hotels & Resorts, Inc.	19,699	388,464
		22,442,874
Real Estate Management & Development 0.5%
Altisource Portfolio Solutions SA* (a)	1,870	49,667
Consolidated-Tomoka Land Co.	678	42,612
Forestar Group, Inc.* (a)	1,953	41,306
FRP Holdings, Inc.*	1,245	69,720
Griffin Land & Nurseries, Inc.	211	7,919
HFF, Inc. "A"	6,771	336,519
Kennedy-Wilson Holdings, Inc.	22,503	391,552
Marcus & Millichap, Inc.*	2,875	103,673
Maui Land & Pineapple Co., Inc.*	1,307	15,227
Newmark Group, Inc. "A"*	4,364	66,289
Rafael Holdings, Inc. "B"*	1,506	7,304
RE/MAX Holdings, Inc. "A"	3,211	194,105
Redfin Corp.* (a)	10,719	244,715
Stratus Properties, Inc.*	1,172	35,394
Tejon Ranch Co.*	3,231	74,668
The RMR Group, Inc. "A"	1,255	87,787
The St. Joe Co.*	8,219	154,928
Transcontinental Realty Investors, Inc.*	357	14,498
Trinity Place Holdings, Inc.*	3,657	23,771
		1,961,654
Telecommunication Services 0.6%
Diversified Telecommunication Services 0.5%
ATN International, Inc.	2,001	119,300
Cincinnati Bell, Inc.*	7,764	107,531
Cogent Communications Holdings, Inc.	7,635	331,359
Consolidated Communications Holdings, Inc. (a)	12,107	132,693
Frontier Communications Corp. (a)	14,490	107,516
Globalstar, Inc.*	104,550	71,878
Hawaiian Telcom Holdco, Inc.*	1,137	30,335
IDT Corp. "B"*	3,012	18,885
Intelsat SA*	7,092	26,666
Iridium Communications, Inc.*	15,346	172,643
Ooma, Inc.*	3,293	35,894
Orbcomm, Inc.*	12,260	114,876
pdvWireless, Inc.* (a)	1,631	48,685
Vonage Holdings Corp.*	37,852	403,124
Windstream Holdings, Inc.	32,901	46,390
		1,767,775
Wireless Telecommunication Services 0.1%
Boingo Wireless, Inc.*	7,069	175,099
Shenandoah Telecommunications Co.	8,625	310,500
Spok Holdings, Inc.	3,598	53,790
		539,389
Utilities 3.2%
Electric Utilities 1.0%
ALLETE, Inc.	9,429	681,245
El Paso Electric Co.	7,402	377,502
Genie Energy Ltd. "B"	2,225	11,103
IDACORP, Inc.	9,308	821,617
MGE Energy, Inc.	6,467	362,799
Otter Tail Corp.	7,213	312,684
PNM Resources, Inc.	14,698	562,199
Portland General Electric Co.	16,512	668,901
Spark Energy, Inc. "A"	2,257	26,745
		3,824,795
Gas Utilities 1.1%
Chesapeake Utilities Corp.	2,908	204,578
New Jersey Resources Corp.	16,095	645,409
Northwest Natural Gas Co.	5,224	301,164
ONE Gas, Inc.	9,643	636,631
RGC Resources, Inc.	1,301	33,045
South Jersey Industries, Inc.	14,655	412,685
Southwest Gas Holdings, Inc.	8,762	592,574
Spire, Inc.	8,712	629,878
WGL Holdings, Inc.	9,450	790,492
		4,246,456
Independent Power & Renewable Electricity Producers 0.4%
Atlantic Power Corp.*	21,382	44,902
Dynegy, Inc.*	23,678	320,127
NRG Yield, Inc. "A"	6,241	102,602
NRG Yield, Inc. "C"	11,821	200,957
Ormat Technologies, Inc.	7,485	422,004
Pattern Energy Group, Inc. "A"	14,484	250,428
TerraForm Power, Inc. "A"	8,446	90,626
		1,431,646
Multi-Utilities 0.4%
Avista Corp.	11,872	608,440
Black Hills Corp.	9,847	534,692
NorthWestern Corp.	9,186	494,207
Unitil Corp.	2,569	119,227
		1,756,566
Water Utilities 0.3%
American States Water Co.	6,616	351,045
AquaVenture Holdings Ltd.*	2,261	28,082
Artesian Resources Corp. "A"	1,483	54,100
Cadiz, Inc.* (a)	4,049	54,661
California Water Service Group	8,835	329,104
Connecticut Water Service, Inc.	2,191	132,621
Consolidated Water Co., Ltd.	2,624	38,179
Global Water Resources, Inc.	1,555	13,948
Middlesex Water Co.	2,911	106,834
Pure Cycle Corp.*	3,322	31,393
SJW Group	3,020	159,184
York Water Co.	2,352	72,912
		1,372,063
Total Common Stocks (Cost $276,611,308)		385,484,858
Rights 0.0%
Health Care 0.0%
Dyax Corp. * (b)	26,416	105,664
Omthera Pharmaceutical, Inc. * (b)	1,167	700
Tobira Therapeutics, Inc. * (b)	1,687	101
		106,465
Industrials 0.0%
Babcock & Wilcox Enterprises, Inc.,, Expiration Date 4/10/2018* (a)	7,668	14,761
Gerber Scientific, Inc. *	6,939	0
		14,761
Total Rights (Cost $29,423)		121,226
	Principal Amount ($)	Value ($)
Government & Agency Obligation 0.4%
U.S. Treasury Obligation
U.S. Treasury Bill, 1.57% **, 7/19/2018 (c) (Cost $1,512,775)	1,520,000	1,512,047
	Shares	Value ($)
Securities Lending Collateral 6.8%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 1.56% (d) (e) (Cost $26,851,732)	26,851,732	26,851,732
Cash Equivalents 2.1%
Deutsche Central Cash Management Government Fund, 1.64% (d) (Cost $8,186,524)	8,186,524	8,186,524
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $313,191,762)	106.8	422,156,387
Other Assets and Liabilities, Net	(6.8)	(26,925,025)
Net Assets	100.0	395,231,362

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund's transactions with affiliated Underlying Deutsche Funds during the period ended March 31, 2018 are as follows:

Value ($) at 12/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 3/31/2018	Value ($) at 3/31/2018
Securities Lending Collateral 6.8%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 1.56% (d) (e)
22,619,056	4,232,676	—	—	—	149,667	—	26,851,732	26,851,732
Cash Equivalents 2.1%
Deutsche Central Cash Management Government Fund, 1.64% (d)
6,880,492	15,125,081	13,819,049	—	—	32,167	—	8,186,524	8,186,524
29,499,548	19,357,757	13,819,049	—	—	181,834	—	35,038,256	35,038,256

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2018 amounted to $26,481,984, which is 6.7% of net assets.
(b)	Investment was valued using significant unobservable inputs.
(c)	At March 31, 2018, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
At March 31, 2018, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized (Depreciation) ($)
Russell E Mini 2000 Index	USD	6/15/2018	134	10,568,258	10,259,040	(309,218)

Currency Abbreviation
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$385,484,858	$—	$0	$385,484,858
Rights	14,761	—	106,465	121,226
Government & Agency Obligation (f)	—	1,512,047	—	1,512,047
Short-Term Investments (f)	35,038,256	—	—	35,038,256
Total	$420,537,875	$1,512,047	$106,465	$422,156,387
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (g)
Futures Contracts	$(309,218)	$—	$—	$(309,218)
Total	$(309,218)	$—	$—	$(309,218)

There have been no transfers between fair value measurement levels during the period ended March 31, 2018.
(f)	See Investment Portfolio for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2018 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$ (309,218)

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Small Cap Index VIP, a series of Deutsche Investments VIT Funds

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	May 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	May 23, 2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer

Date:	May 23, 2018